UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number  811-05577
The Glenmede Fund, Inc.

(Exact name of Registrant as specified in charter)
4 Copley Place, 5th Floor, CPH-0326
Boston, Massachusetts 02116

(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-442-8299
Date of fiscal year end: October 31, 2012
Date of reporting period: July 31, 2012

TABLE OF CONTENTS

Item 1. Schedule of Investments. — The schedules of investments for the period ended July 31, 2012, are filed herewith
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments. – The schedules of investments for the period ended July 31, 2012, are filed herewith.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2012 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 51.7%

	Federal Farm Credit Bank — 17.5%
$7,070,000	0.240% due 8/8/12[1]	$7,070,041
20,000,000	0.200% due 9/28/12[1]	20,000,767
10,000,000	0.180% due 1/2/13	9,999,430
15,000,000	0.222% due 2/20/13[1]	14,996,643
15,000,000	0.222% due 2/21/13[1]	15,000,000
15,000,000	0.212% due 4/16/13[1]	14,999,472
10,000,000	0.180% due 6/4/13[1]	9,999,159
10,000,000	0.190% due 6/20/13[1]	9,999,115
10,000,000	0.600% due 6/21/13[1]	10,036,876
10,000,000	0.200% due 7/2/13[1]	10,000,000

		122,101,503

	Federal Home Loan Bank — 26.1%
1,600,000	1.750% due 8/22/12	1,601,503
10,300,000	1.625% due 11/21/12	10,346,926
25,000,000	0.180% due 11/21/12	24,998,556
5,000,000	0.300% due 12/11/12	5,001,120
10,000,000	0.180% due 12/27/12	9,998,865
10,000,000	0.180% due 12/28/12	9,998,853
6,600,000	0.200% due 1/18/13	6,599,871
4,700,000	0.150% due 2/6/13	4,698,346
7,275,000	1.000% due 3/27/13	7,310,825
3,200,000	0.230% due 4/17/13	3,199,926
20,000,000	0.190% due 4/26/13[1]	20,000,759
10,000,000	0.200% due 5/2/13	9,996,045
10,000,000	0.190% due 5/15/13[1]	9,999,202
10,000,000	0.340% due 5/21/13	10,010,975
2,000,000	0.300% due 6/5/13	2,000,525
5,000,000	0.250% due 6/7/13	5,000,000
2,960,000	3.875% due 6/14/13	3,052,559
10,000,000	0.170% due 7/12/13[1]	9,999,040
5,000,000	0.125% due 7/25/13	4,995,205
9,500,000	1.000% due 7/29/13	9,568,360
5,000,000	0.280% due 8/2/13	5,001,830
8,000,000	0.270% due 8/16/13	8,003,048

		181,382,339

	Federal Home Loan Mortgage Corporation — 2.6%
2,846,000	5.500% due 8/20/12	2,853,991
10,000,000	0.330% due 1/10/13[1]	10,007,140
5,000,000	1.720% due 4/11/13	5,051,752

		17,912,883

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — (Continued)

	Federal National Mortgage Association — 5.5%
$10,000,000	0.267% due 8/23/12[1]	$10,000,987
4,628,000	4.750% due 11/19/12[2]	4,691,484
16,705,000	0.340% due 12/3/12[1]	16,713,941
3,305,000	1.000% due 12/27/12	3,315,752
3,615,000	0.400% due 2/1/13[1]	3,618,498

		38,340,662

	TOTAL AGENCY NOTES (Amortized Cost $359,737,387)	359,737,387

GOVERNMENT GUARANTEED CORPORATE NOTES*,3 — 0.8%
5,288,000	General Electric Capital Corp.,
	2.125% due 12/21/12	5,327,538

	TOTAL GOVERNMENT GUARANTEED CORPORATE NOTES (Amortized Cost $5,327,538)	5,327,538

REPURCHASE AGREEMENTS* — 47.5%
21,078,823	With Bank of America, dated 7/31/12, 0.140%, principal and interest in the amount of $21,078,905, due 8/1/12, (collateralized by a U.S. Treasury Note with a par value of $20,806,800, coupon rate of 1.250%, due 8/31/15, market value of $21,500,320)	21,078,823
155,000,000	With RBS Greenwich, Inc., dated 7/31/12, 0.160%, principal and interest in the amount of $155,000,689, due 8/1/12, (collateralized by a U.S. Treasury Note with a par value of $156,988,000, coupon rate of 0.500%, due 10/15/14, market value of $158,165,410)	155,000,000
155,000,000	With UBS AG, dated 7/31/12, 0.160%, principal and interest in the amount of $155,000,689, due 8/1/12, (collateralized by U.S. Treasury Note with a par value of $100,221,900, coupon rate of 7.130%, due 2/15/23, market value of $158,100,000)	155,000,000

	TOTAL REPURCHASE AGREEMENTS (Amortized Cost $331,078,823)	331,078,823

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2012 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.7%
4,828,388	State Street Navigator Securities Lending Prime Portfolio	$4,828,388

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Amortized Cost $4,828,388)	4,828,388

TOTAL INVESTMENTS (Amortized Cost $700,972,136)[4]	100.7%	$700,972,136
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)	(4,647,067)

NET ASSETS	100.0%	$696,325,069

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of July 31, 2012.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Government Guaranteed Corporate Notes are issued through the FDIC sponsored, Temporary Liquidity Government Guarantee Program.
[4]	Aggregate cost for federal tax purposes was $700,972,136.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 97.2%

	Daily Variable/Floating Rate Notes — 45.3%
$1,300,000	California Pollution Control Financing Authority, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.06% due 4/1/17	$1,300,000
5,800,000	California State Infrastructure & Economic Development Bank Revenue, J Paul Getty Trust, Series A-2,
	0.13% due 10/1/47	5,800,000
10,500,000	California State Pollution Control Financing Authority, Pollution Control Revenue, Chevron USA Inc. Project,
	0.13% due 6/1/25	10,500,000
10,295,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series C, (LOC: U.S. Bank N.A.),
	0.12% due 1/15/26	10,295,000
9,140,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series D (SPA: U.S. Bank N.A.),
	0.12% due 1/15/26	9,140,000
4,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-2,
	0.12% due 7/1/36	4,000,000
1,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	0.10% due 7/1/35	1,000,000
7,800,000	Cuyahoga County, Ohio, Cleveland Clinic Revenue, Subseries B-3 (SPA: U.S. Bank N.A.),
	0.17% due 1/1/39	7,800,000
16,830,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.14% due 12/1/15	16,830,000
2,800,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project,
	0.15% due 12/1/51	2,800,000
550,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project, Series B,
	0.15% due 12/1/40	550,000
	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project:
300,000	0.140% due 11/1/19	300,000
1,100,000	0.150% due 3/1/22	1,100,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$1,300,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series A, (SPA: Wells Fargo Bank N.A.),
	0.08% due 5/15/35	$1,300,000
	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project:
4,700,000	0.150% due 6/1/20	4,700,000
1,800,000	0.150% due 10/1/24	1,800,000
6,700,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.15% due 3/1/24	6,700,000
17,710,000	Houston, Texas, Higher Education Finance Corp., Higher Educational Revenue, Rice University Project, Series A,
	0.15% due 5/15/48	17,710,000
8,250,000	Houston, Texas, Higher Education Finance Corp., Higher Educational Revenue, Rice University Project, Series B,
	0.15% due 5/15/48	8,250,000
9,365,000	Illinois Finance Authority Revenue, OSF Healthcare System, Series G, (LOC: Wells Fargo Bank N.A.),
	0.15% due 11/15/24	9,365,000
7,205,000	Jackson County, Mississippi, Pollution Control Revenue, Refunding, Chevron USA Inc. Project,
	0.16% due 12/1/16	7,205,000
12,245,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.16% due 6/1/23	12,245,000
6,240,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.15% due 10/1/24	6,240,000
3,200,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.14% due 8/1/15	3,200,000
2,500,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES,
	0.15% due 11/1/14	2,500,000
500,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series B,
	0.15% due 11/1/14	500,000
2,025,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series G,
	0.15% due 7/1/39	2,025,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$1,700,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series I,
	0.15% due 7/1/39	$1,700,000
6,600,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2,
	0.12% due 11/1/35	6,600,000
1,350,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.12% due 11/1/49	1,350,000
5,600,000	Massachusetts State Health & Educational Facilities Authority Revenue, Tufts University, Series N-1, (SPA: J.P. Morgan Chase),
	0.14% due 8/15/40	5,600,000
15,650,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.16% due 12/1/30	15,650,000
1,565,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.15% due 12/1/30	1,565,000
2,800,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series F,
	0.16% due 11/1/35	2,800,000
4,200,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Revenue Bonds, Series B, (SPA: U.S. Bank),
	0.16% due 5/15/34	4,200,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank N.A.),
	0.17% due 10/1/35	1,400,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank N.A.),
	0.15% due 3/1/40	4,100,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.15% due 7/15/32	2,150,000
8,800,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series A, (SPA: J.P. Morgan Chase),
	0.14% due 6/1/31	8,800,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$6,080,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series B, (SPA: J.P. Morgan Chase),
	0.14% due 6/1/41	$6,080,000
6,200,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen),
	0.18% due 11/1/22	6,200,000
1,050,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E, (SPA: Landesbank Baden-Wurttemberg),
	0.20% due 11/1/22	1,050,000
1,600,000	New York City, New York, General Obligation Unlimited, Subseries A-10, (LOC: J.P. Morgan Chase),
	0.16% due 8/1/17	1,600,000
2,885,000	New York City, New York, General Obligation Unlimited, Subseries A-8, (LOC: J.P. Morgan Chase),
	0.14% due 8/1/18	2,885,000
	New York City, New York, General Obligation Unlimited, Subseries B-2, (LOC: J.P. Morgan Chase):
200,000	0.160% due 8/15/18	200,000
1,900,000	0.160% due 8/15/20	1,900,000
1,900,000	0.160% due 8/15/21	1,900,000
22,115,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank),
	0.16% due 6/15/35	22,115,000
3,800,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: J.P. Morgan Chase),
	0.17% due 7/1/25	3,800,000
2,113,000	Texas Water Development Board Revenue, Series A, (SPA: J.P. Morgan Chase),
	0.16% due 7/15/19	2,113,000
1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.16% due 8/15/20	1,600,000
15,015,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.13% due 5/15/32	15,015,000
1,525,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.12% due 4/1/38	1,525,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$6,925,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.14% due 2/15/31	$6,925,000
11,900,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.15% due 12/1/29	11,900,000
5,500,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.15% due 10/1/25	5,500,000
1,720,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wells Fargo Bank N.A.),
	0.18% due 2/1/26	1,720,000
925,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank N.A.),
	0.18% due 11/1/25	925,000

	Total Daily Variable/Floating Rate Notes (Amortized Cost $306,023,000)	306,023,000

	Weekly Variable/Floating Rate Notes — 51.9%
14,000,000	Alaska State International Airports Revenue, Series A, (LOC: State Street Bank & Trust Co.),
	0.14% due 10/1/30	14,000,000
2,025,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.27% due 8/1/16	2,025,000
2,400,000	Buncombe County, North Carolina, General Obligation Unlimited, Series B, (SPA: Wells Fargo Bank N.A.),
	0.28% due 12/1/24	2,400,000
15,000,000	California State General Obligation Unlimited, Series B, (LOC: Barclays Bank PLC),
	0.12% due 5/1/40	15,000,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank N.A.),
	0.28% due 9/1/24	900,000
700,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank N.A.),
	0.18% due 12/1/33	700,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$3,493,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.16% due 7/1/27	$3,493,000
7,080,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.16% due 4/1/20	7,080,000
1,755,000	Connecticut State General Obligations, Series B, (SPA: Bayerische Landesbank),
	0.17% due 5/15/14	1,755,000
12,000,000	Connecticut State Health & Educational Facility Authority Revenue, Yale University, Series U2,
	0.10% due 7/1/33	12,000,000
2,190,000	Durham, North Carolina, Water & Sewer Utility System Revenue, (SPA: Wells Fargo Bank N.A.),
	0.16% due 12/1/15	2,190,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.16% due 12/1/34	750,000
5,500,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.15% due 12/1/26	5,500,000
1,190,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series B, (LOC: U.S. Bank N.A.),
	0.15% due 12/1/20	1,190,000
8,915,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.15% due 4/1/27	8,915,000
9,410,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Royal Bank of Canada),
	0.14% due 10/1/36	9,410,000
7,850,000	Kansas State Department of Transportation, Highway Revenue, Series C-1, (LOC: J.P. Morgan Chase),
	0.13% due 9/1/19	7,850,000
609,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.13% due 7/1/28	609,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured),
	0.15% due 12/15/24	6,160,000
3,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series A,
	0.11% due 2/15/38	3,000,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$2,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B,
	0.11% due 2/15/38	$2,000,000
6,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B,
	0.12% due 10/1/39	6,000,000
1,930,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series C,
	0.12% due 2/15/38	1,930,000
4,200,000	Maryland State Health & Higher Educational Facilities Authority Revenue, John Hopkins University, Series B,
	0.13% due 7/1/27	4,200,000
4,000,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	0.14% due 11/1/26	4,000,000
3,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.14% due 11/1/28	3,795,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.13% due 12/1/29	2,610,000
6,500,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.14% due 8/1/28	6,500,000
7,800,000	Mecklenburg County, North Carolina, Certificate of Participation, (SPA: Branch Banking & Trust),
	0.17% due 2/1/26	7,800,000
2,490,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank N.A.),
	0.28% due 12/1/27	2,490,000
5,000,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.14% due 6/1/32	5,000,000
3,890,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: U.S. Bank N.A.),
	0.13% due 6/1/23	3,890,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$2,800,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institute For Advanced Study, Series B, (SPA: Wachovia Bank),
	0.14% due 7/1/31	$2,800,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.15% due 2/15/35	6,200,000
5,100,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, Carnegie Park, Series A, (FNMA Insured),
	0.13% due 11/15/19	5,100,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank),
	0.21% due 11/15/28	7,600,000
4,000,000	New York State Dormitory Authority Revenue, Columbia, Series B,
	0.11% due 7/1/28	4,000,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.17% due 11/15/36	6,300,000
3,000,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.12% due 12/1/17	3,000,000
8,900,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.12% due 6/1/27	8,900,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.13% due 12/1/21	4,380,000
1,935,000	North Carolina Medical Care Commission, Health Systems Revenue, Catholic Health East, (LOC: JP Morgan Chase),
	0.15% due 11/15/28	1,935,000
7,000,000	Ohio State University General Receipts,
	0.13% due 12/1/21	7,000,000
9,600,000	Ohio State University, Series B,
	0.13% due 12/1/29	9,600,000
3,500,000	Ohio State University, Series E,
	0.13% due 6/1/35	3,500,000
4,300,000	Ohio State, General Obligation Unlimited, Series C,
	0.14% due 6/15/26	4,300,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$8,600,000	Pennsylvania State Turnpike Commission Revenue, Multi-Modal, Series C, (LOC: Barclays Bank PLC),
	0.17% due 6/1/38	$8,600,000
10,100,000	Pennsylvania State University, Revenue Bonds, Series A, (University Insured), (SPA: J.P. Morgan Chase),
	0.19% due 3/1/32	10,100,000
5,000,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.12% due 9/1/35	5,000,000
6,250,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-1,
	0.13% due 9/1/36	6,250,000
1,800,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-5,
	0.13% due 9/1/36	1,800,000
11,750,000	Purdue University, Indiana, Certificate of Participation, Series A,
	0.13% due 7/1/35	11,750,000
6,275,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.14% due 7/1/33	6,275,000
185,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.13% due 7/1/32	185,000
4,800,000	Rhode Island Health & Educational Building Corp. Revenue, Higher Education Facilities Brown, Series A,
	0.14% due 5/1/35	4,800,000
419,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank N.A.),
	0.28% due 12/1/15	419,000
12,760,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2, (SPA: Landesbank Hessen-Thuerigen),
	0.21% due 5/1/32	12,760,000
6,675,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Landesbank Hessen-Thuerigen),
	0.21% due 11/1/31	6,675,000
3,350,000	University of North Carolina, Revenue Bonds, Series B,
	0.12% due 12/1/25	3,350,000
7,030,000	University of North Carolina, Revenue Bonds, Series C,
	0.12% due 12/1/25	7,030,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

	University of Texas, University Revenue, Financing System, Series B:
$7,350,000	0.140% due 8/1/16	$7,350,000
3,480,000	0.130% due 8/1/33	3,480,000
6,500,000	0.140% due 8/1/39	6,500,000
1,400,000	University of Texas, University Revenue, Refunding, Financing System, Series A,
	0.10% due 8/15/13	1,400,000
9,460,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.16% due 6/1/48	9,460,000
6,955,000	Westminster, Colorado, Multi-Family Housing Revenue, Refunding, Warwick Station Apartments, (FHLMC Insured),
	0.16% due 12/1/23	6,955,000

	Total Weekly Variable/Floating Rate Notes (Amortized Cost $349,896,000)	349,896,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Amortized Cost $655,919,000)	655,919,000

FIXED RATE NOTES* — 2.8%
5,000,000	Colorado State General Fund, Revenue Notes, Series A,
	2.00% due 6/27/13	5,082,022
13,500,000	Texas State, Tax & Revenue Anticipation Notes,
	2.50% due 8/30/12	13,523,898

	TOTAL FIXED RATE NOTES (Amortized Cost $18,605,920)	18,605,920

TOTAL INVESTMENTS (Amortized Cost $674,524,920)[2]	100.0%	$674,524,920
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	315,427

NET ASSETS	100.0%	$674,840,347

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2012 — (Unaudited)

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $674,524,920.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2012 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 5.4%

	Federal Home Loan Mortgage Corporation — 4.1%
$12,000,000	5.000% due 7/15/14[1]	$13,099,536
5,000,000	5.125% due 10/18/16[1]	5,900,030

		18,999,566

	Federal National Mortgage Association — 1.3%
5,000,000	5.000% due 5/11/17	5,975,215

		5,975,215

	TOTAL AGENCY NOTES (Cost $24,441,475)	24,974,781

MORTGAGE-BACKED SECURITIES*,2 — 46.9%

	Federal Home Loan Mortgage Corporation — 12.9%
1,907	# G00807, 9.500% due 3/1/21	1,946
1,033,575	# G12342, 5.500% due 8/1/21	1,132,928
229,035	# J03604, 5.500% due 10/1/21	250,264
129,052	# J03649, 5.500% due 10/1/21	141,013
421,131	# G12442, 6.000% due 11/1/21	464,331
717,241	# J03536, 5.500% due 11/1/21	783,720
302,608	# G18163, 5.500% due 1/1/22	330,656
1,232,658	# G13396, 5.500% due 12/1/23	1,346,910
69,480	# D78677, 8.000% due 3/1/27	73,691
45,873	# D84894, 8.000% due 12/1/27	47,162
537,300	# C00742, 6.500% due 4/1/29	632,159
361,451	# A57845, 7.000% due 2/1/37	417,984
742,965	# A68937, 6.000% due 11/1/37	817,428
350,578	# A68332, 5.500% due 11/1/37	383,140
1,407,158	# A70446, 5.000% due 12/1/37	1,525,186
3,905,805	# A69653, 5.500% due 12/1/37	4,268,580
3,289,708	# A73370, 5.000% due 2/1/38	3,565,639
2,338,417	# A90421, 4.500% due 12/1/39	2,515,122
2,969,461	# A92890, 4.500% due 7/1/40	3,197,564
8,376,110	# A97620, 4.500% due 3/1/41	9,032,620
8,425,183	# Q06558, 3.500% due 2/1/42	8,929,789
6,852,461	# C03770, 3.500% due 2/1/42	7,262,872
4,018,580	# Q07651, 3.500% due 4/1/42	4,290,344
7,631,288	# C03860, 3.500% due 4/1/42	8,088,346

		59,499,394

	Federal National Mortgage Association — 30.8%
16,007	# 535729, 6.500% due 2/1/16	17,031
20,719	# 535962, 6.500% due 5/1/16	22,299
11,433	# 595134, 6.500% due 7/1/16	12,305

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)

$41,859	# 596498, 6.000% due 7/1/16	$44,727
10,936	# 608777, 6.500% due 10/1/16	11,770
162,802	# 625990, 5.500% due 12/1/16	177,050
9,275	# 643340, 6.500% due 3/1/17	10,102
43,421	# 555016, 6.500% due 10/1/17	46,733
386,496	# 686230, 5.500% due 2/1/18	423,704
403,358	# 254685, 5.000% due 4/1/18	433,414
526,257	# 740449, 5.500% due 9/1/18	575,769
218,148	# 768557, 5.500% due 2/1/19	239,149
157,124	# 255159, 5.500% due 3/1/19	172,251
3,134	# 313796, 9.500% due 2/1/21	3,554
3,570	# 125275, 7.000% due 3/1/24	4,209
26,345	# 313795, 9.500% due 1/1/25	30,317
4,819,648	# AH6827, 4.000% due 3/1/26	5,160,186
3,358,669	# AI1657, 4.000% due 4/1/26	3,595,980
4,587,913	# AB3900, 3.000% due 11/1/26	4,842,686
28,836	# 373328, 8.000% due 3/1/27	29,149
3,496,998	# AK4751, 3.000% due 4/1/27	3,716,326
91,722	# 390895, 8.000% due 6/1/27	112,450
10,021,513	# AO0533, 3.000% due 6/1/27	10,582,719
192,961	# 397602, 8.000% due 8/1/27	236,754
28,537	# 405845, 8.000% due 11/1/27	28,830
2,596	# 499335, 6.500% due 8/1/29	3,052
16,799	# 252806, 7.500% due 10/1/29	20,558
816	# 523497, 7.500% due 11/1/29	1,003
4,216	# 588945, 7.000% due 6/1/31	4,986
208,265	# 607862, 7.000% due 9/1/31	246,310
25,014	# 624571, 7.000% due 3/1/32	29,403
29,715	# 656872, 6.500% due 8/1/32	34,393
21,305	# 687575, 7.000% due 2/1/33	24,888
1,706,706	# 789856, 6.000% due 8/1/34	1,908,310
297,009	# 820811, 6.000% due 4/1/35	329,727
540,932	# 829202, 5.000% due 7/1/35	590,799
791,954	# 826586, 5.000% due 8/1/35	864,963
252,165	# 867021, 7.000% due 3/1/36	291,234
211,065	# 256216, 7.000% due 4/1/36	243,767
1,053,296	# 898412, 5.000% due 10/1/36	1,148,751
479,415	# 910894, 5.000% due 2/1/37	522,413
461,012	# 912456, 6.500% due 3/1/37	525,262
339,286	# 939512, 5.000% due 6/1/37	369,716
869,906	# 959877, 5.000% due 11/1/37	947,926
3,631,060	#973241, 5.000% due 3/1/38	3,956,721
976,197	# 975593, 5.000% due 6/1/38	1,063,750

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)

$1,284,998	# 257573, 5.500% due 2/1/39	$1,410,173
3,092,204	# AD7128, 4.500% due 7/1/40	3,354,770
11,773,202	# AH1568, 4.500% due 12/1/40	12,964,203
8,276,906	# AH6991, 4.000% due 1/1/41	8,883,529
5,691,189	# AH4004, 4.500% due 3/1/41	6,185,111
3,367,628	# AJ1315, 4.000% due 9/1/41	3,686,007
5,855,674	# AB3867, 3.500% due 11/1/41	6,261,911
3,394,919	# AI8779, 4.000% due 11/1/41	3,644,797
6,457,648	# AJ0083, 3.500% due 11/1/41	6,857,719
10,597,782	# AJ5958, 4.000% due 12/1/41	11,377,817
9,855,232	# AK2070, 3.500% due 1/1/42	10,465,794
2,716,357	# AK5070, 3.500% due 3/1/42	2,915,945
9,877,972	# AK5426, 3.500% due 3/1/42	10,490,329
9,948,554	# AB5248, 3.000% due 5/1/42	10,359,320

		142,514,821

	Government National Mortgage Association — 3.2%
15,683	# 460389, 7.000% due 5/15/28	18,870
23,461	# 464049, 7.000% due 7/15/28	28,228
43,887	# 476259, 7.000% due 8/15/28	52,803
18,235	# 496632, 7.000% due 12/15/28	21,939
30,995	# 539971, 7.000% due 1/15/31	36,679
13,560	# 485264, 7.500% due 2/15/31	14,051
20,433	# 556417, 7.000% due 6/15/31	24,181
46,186	# 559304, 7.000% due 9/15/31	54,657
41,613	# 570289, 7.000% due 1/15/32	45,367
81,586	# 574687, 6.000% due 4/15/34	92,414
827,343	# 652486, 5.500% due 4/15/36	925,849
1,493,965	# 651859, 5.000% due 6/15/36	1,657,193
1,049,817	# 782150, 5.500% due 4/15/37	1,176,780
1,199,080	# 608508, 6.000% due 8/15/37	1,351,541
187,925	# 662521, 6.000% due 8/15/37	211,820
647,805	# 677545, 6.000% due 11/15/37	730,173
818,290	# 676291, 6.000% due 12/15/37	922,334
182,459	# 678831, 5.000% due 1/15/38	201,938
1,275,603	# 685836, 5.500% due 4/15/38	1,426,283
3,173,861	# 698235, 5.000% due 6/15/39	3,524,597
1,948,164	# 716655, 5.000% due 8/15/39	2,163,451

		14,681,148

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $208,180,169)	216,695,363

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Face
Amount		Value

CORPORATE NOTES* — 31.9%
$14,000,000	Bear Stearns Cos. LLC,
	6.400% due 10/2/17[1]	$16,728,754
10,000,000	Caterpillar Financial Services Corp.,
	7.050% due 10/1/18[1]	12,996,170
8,000,000	General Electric Capital Corp.,
	6.000% due 8/7/19	9,641,984
8,000,000	General Electric Capital Corp.,
	5.300% due 2/11/21[1]	9,167,320
9,650,000	Honeywell International, Inc.,
	5.000% due 2/15/19[1]	11,604,617
11,000,000	IBM Corp.,
	8.375% due 11/1/19	15,809,651
10,000,000	John Deere Capital Corp.,
	3.900% due 7/12/21[1]	11,338,250
12,372,000	Oracle Corp.,
	5.750% due 4/15/18	15,236,254
11,850,000	PepsiCo, Inc.,
	7.900% due 11/1/18	16,019,861
5,000,000	Toyota Motor Credit Corp.,
	2.050% due 1/12/17	5,183,940
2,285,000	United Technologies Corp.,
	6.125% due 2/1/19	2,881,778
4,000,000	Wachovia Bank NA,
	5.600% due 3/15/16[1]	4,500,352
7,000,000	Wal-Mart Stores, Inc.,
	5.800% due 2/15/18[1]	8,707,391
5,000,000	Wal-Mart Stores, Inc.,
	7.550% due 2/15/30	7,802,880

	TOTAL CORPORATE NOTES (Cost $132,008,973)	147,619,202

US TREASURY NOTES/BONDS* — 12.1%
12,100,000	U.S. Treasury Bonds,
	6.125% due 8/15/29	19,042,375
5,000,000	U.S. Treasury Bonds,
	3.125% due 11/15/41	5,575,000
4,684,318	U.S. Treasury Inflation Indexed Bonds (TIPS),
	1.625% due 1/15/18	5,409,657
4,000,000	U.S. Treasury Notes,
	3.125% due 10/31/16	4,442,500

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Face
Amount		Value

US TREASURY NOTES/BONDS* — (Continued)

$12,000,000	U.S. Treasury Notes,
	3.750% due 11/15/18[1]	$14,153,436
7,000,000	U.S. Treasury Notes,
	1.375% due 11/30/18[1]	7,220,934

	TOTAL US TREASURY NOTES/BONDS (Cost $50,388,278)	55,843,902

MUNICIPAL BONDS* — 1.9%
6,035,000	Mississippi, General Obligation Unlimited, Series C,
	2.227% due 10/1/17	6,234,034
2,200,000	Houston, TX, General Obligation Limited, Refunding, Series B,
	3.393% due 3/1/23	2,416,040

	TOTAL MUNICIPAL BONDS (Cost $8,235,000)	8,650,074

REPURCHASE AGREEMENTS* — 1.1%
5,200,000	With Bank of America Corp., dated 7/31/12, 0.14%, principal and interest in the amount of $5,200,020, due 8/1/12, (collateralized by a U.S. Treasury Note with a par value of $5,132,900, coupon rate of 1.25%, due 8/31/15, market value of $5,303,980)	5,200,000
60,181	With State Street Bank and Trust Co., dated 7/31/12, 0.01%, principal and interest in the amount of $60,181, due 8/1/12, (collateralized by a FNMA security with a par value of $60,725, coupon rate of 3.264%, due 5/1/41, market value of $64,469)	60,181

	TOTAL REPURCHASE AGREEMENTS (Cost $5,260,181)	5,260,181

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 10.0%
46,437,803	State Street Navigator Securities Lending Prime Portfolio	46,437,803

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $46,437,803)	46,437,803

TOTAL INVESTMENTS (Cost $474,951,879)[3]	109.3%	$505,481,306
LIABILITIES IN EXCESS OF OTHER ASSETS	(9.3)	(42,936,316)

NET ASSETS	100.0%	$462,544,990

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2012 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at July 31, 2012.
[3]	Aggregate cost for federal tax purposes was $474,951,879.
Abbreviations:
FNMA — Federal National Mortgage Association
TIPS — Treasury Inflation Protected Security

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.9%

	Aerospace & Defense — 3.6%
49,940	Honeywell International, Inc.	$2,899,017
20,550	Precision Castparts Corp.	3,196,758

		6,095,775

	Beverages — 2.5%
52,920	Coca-Cola Co. (The)	4,275,936

	Capital Markets — 2.8%
16,210	Franklin Resources, Inc.	1,863,340
69,848	State Street Corp.	2,820,462

		4,683,802

	Chemicals — 3.6%
80,075	EI du Pont de Nemours & Co.	3,979,727
20,000	Praxair, Inc.	2,075,200

		6,054,927

	Commercial Banks — 6.0%
64,695	PNC Financial Services Group, Inc.	3,823,474
186,375	Wells Fargo & Co.	6,301,339

		10,124,813

	Life Sciences Tools & Services — 1.9%
41,150	Waters Corp.[1]	3,188,302

	Communications Equipment — 2.9%
82,245	Qualcomm, Inc.	4,908,382

	Computers & Peripherals — 5.5%
15,210	Apple, Inc.[1]	9,289,660

	Consumer Finance — 2.4%
71,295	American Express Co.	4,114,434

	Diversified Consumer Services — 0.8%
35,410	ITT Educational Services, Inc.[1]	1,374,616

	Electrical Equipment — 2.4%
57,075	Cooper Industries PLC	4,102,551

	Electronic Equipment, Instruments & Components — 2.2%
62,890	Amphenol Corp. — Class A	3,702,963

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 4.4%
43,405	National Oilwell Varco, Inc.	$3,138,182
60,770	Schlumberger, Ltd.	4,330,470

		7,468,652

	Health Care Equipment & Supplies — 2.2%
63,775	Baxter International, Inc.	3,731,475

	Health Care Providers & Services — 6.8%
76,290	Express Scripts Holding Co.[1]	4,420,243
39,820	Laboratory Corp. of America Holdings[1,2]	3,348,464
74,460	UnitedHealth Group, Inc.	3,804,161

		11,572,868

	Hotels, Restaurants & Leisure — 2.6%
66,385	Yum! Brands, Inc.	4,304,403

	Household Products — 5.4%
31,685	Colgate-Palmolive Co.	3,401,701
89,385	Procter & Gamble Co. (The)	5,768,908

		9,170,609

	Insurance — 2.5%
34,000	ACE, Ltd.	2,499,000
87,660	Progressive Corp. (The)	1,730,408

		4,229,408

	IT Services — 3.2%
51,085	Accenture PLC — Class A	3,080,426
42,190	Cognizant Technology Solutions Corp. — Class A1	2,395,126

		5,475,552

	Machinery — 1.7%
36,025	Parker Hannifin Corp.	2,893,528

	Oil, Gas & Consumable Fuels — 6.6%
60,990	Chevron Corp.	6,683,284
51,980	Occidental Petroleum Corp.	4,523,820

		11,207,104

	Pharmaceuticals — 3.1%
76,000	Johnson & Johnson	5,260,720

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Road & Rail — 1.4%
42,985	JB Hunt Transport Services, Inc.	$2,365,035

	Semiconductors & Semiconductor Equipment — 1.8%
91,470	Microchip Technology, Inc.	3,053,269

	Software — 6.9%
214,110	Microsoft Corp.	6,309,822
179,610	Oracle Corp.	5,424,222

		11,734,044

	Specialty Retail — 6.6%
43,685	Advance Auto Parts, Inc.	3,064,503
61,920	Bed Bath & Beyond, Inc.[1,2]	3,774,024
81,685	Home Depot, Inc.	4,262,323

		11,100,850

	Textiles, Apparel & Luxury Goods — 1.5%
52,120	Coach, Inc.	2,571,080

	Tobacco — 3.4%
63,015	Philip Morris International, Inc.	5,762,092

	Trading Companies & Distributors — 2.2%
18,115	WW Grainger, Inc.	3,710,495

	TOTAL COMMON STOCKS (Cost $130,221,464)	167,527,345

Face
Amount

REPURCHASE AGREEMENT* — 1.1%
$1,780,405	With State Street Bank and Trust Co., dated 7/31/12, 0.01%, principal and interest in the amount of $1,780,406, due 8/1/12, (collateralized by FNMA securities with a total par value of $1,728,693, coupon rates from 3.000% to 3.264%, due dates from 11/25/40 to 5/1/41, and a total market value of $1,817,305)	1,780,405

	TOTAL REPURCHASE AGREEMENT (Cost $1,780,405)	1,780,405

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2012 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.2%
334,982	State Street Navigator Securities Lending Prime Portfolio	$334,982

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $334,982)	334,982

TOTAL INVESTMENTS (Cost $132,336,851)[3]	100.2%	$169,642,732
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(337,458)

NET ASSETS	100.0%	$169,305,274

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $132,296,045.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.8%

	Aerospace & Defense — 4.5%
154,821	BE Aerospace, Inc.[1]	$6,073,628
131,218	Orbital Sciences Corp.[1]	1,718,956
118,860	Triumph Group, Inc.	7,432,316

		15,224,900

	Airlines — 1.0%
157,410	Spirit Airlines, Inc.[1]	3,385,889

	Apparel Retailers — 2.5%
90,355	DSW, Inc. — Class A	5,341,788
120,646	Rue21, Inc.[1,2]	2,972,717

		8,314,505

	Automotive — 4.5%
522,456	American Axle & Manufacturing Holdings, Inc.[1,2]	5,637,300
91,758	Lithia Motors, Inc. — Class A	2,556,378
205,587	Sonic Automotive, Inc. — Class A	3,519,650
119,352	Tenneco Automotive, Inc.[1]	3,495,820

		15,209,148

	Banking — 10.4%
76,116	Berkshire Hills Bancorp, Inc.	1,709,565
96,828	Chemical Financial Corp.	2,171,852
109,842	Community Bank System, Inc.	3,021,754
56,440	Community Trust Bancorp, Inc.	1,915,574
288,283	First Financial Bancorp	4,600,997
208,412	Flushing Financial Corp.	2,940,693
118,057	Lakeland Financial Corp.	3,038,787
215,058	Northwest Bancshares, Inc.	2,505,426
118,014	Prosperity Bancshares, Inc.	4,787,828
166,730	Renasant Corp.	2,951,121
71,804	UMB Financial Corp.	3,450,900
98,640	WesBanco, Inc.	2,042,834

		35,137,331

	Beverages, Food & Tobacco — 1.0%
194,691	Darling International, Inc.[1]	3,216,295

	Chemicals — 1.5%
152,443	LSB Industries, Inc.[1]	4,897,994

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services — 5.4%
178,640	Cardtronics, Inc.[1]	$5,539,626
90,965	MAXIMUS, Inc.	4,593,733
125,307	MoneyGram International, Inc.[1]	1,949,777
99,675	Myriad Genetics, Inc.[1]	2,476,924
110,808	TAL International Group, Inc.	3,784,093

		18,344,153

	Communications — 0.6%
503,039	Harmonic, Inc.[1]	2,132,885

	Computer Software & Processing — 3.2%
130,225	Medidata Solutions, Inc.[1]	4,611,267
112,103	SYNNEX Corp.[1,2]	3,792,445
123,115	Unisys Corp.[1]	2,392,124

		10,795,836

	Computers & Information — 1.0%
97,199	NETGEAR, Inc.[1,2]	3,366,001

	Electric Utilities — 2.6%
102,627	Cleco Corp.	4,490,957
112,031	NorthWestern Corp.	4,137,305

		8,628,262

	Electrical Equipment — 3.2%
88,758	AZZ, Inc.	2,725,758
115,209	EnerSys[1]	3,934,387
32,621	Littelfuse, Inc.	1,749,791
65,760	Moog, Inc. — Class A1	2,393,006

		10,802,942

	Electronics — 5.5%
112,620	Finisar Corp.[1,2]	1,399,867
235,856	GT Advanced Technologies, Inc.[1,2]	1,207,583
75,340	Measurement Specialties, Inc.[1]	2,243,625
143,429	Multi-Fineline Electronix, Inc.[1]	3,753,537
360,151	Pericom Semiconductor Corp.[1]	2,895,614
252,944	PMC — Sierra, Inc.[1]	1,345,662
68,867	Veeco Instruments, Inc.[1,2]	2,459,241
134,627	Volterra Semiconductor Corp.[1]	3,093,728

		18,398,857

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Entertainment & Leisure — 3.5%
305,240	Ameristar Casinos, Inc.	$5,149,399
286,600	Cinemark Holdings, Inc.	6,700,708

		11,850,107

	Financial Services — 3.2%
50,485	Cash America International, Inc.	1,934,585
263,558	Sabra Health Care, Inc.	4,881,094
357,797	Two Harbors Investment Corp.	4,103,932

		10,919,611

	Forest Products & Paper — 1.1%
226,277	KapStone Paper and Packaging Corp.[1]	3,803,716

	Health Care Providers — 3.0%
431,065	Health Management Associates, Inc.[1]	2,836,408
82,847	LifePoint Hospital, Inc.[1]	3,158,127
63,637	Mednax, Inc.[1,2]	4,208,315

		10,202,850

	Heavy Construction — 0.8%
215,921	Primoris Services Corp.	2,666,624

	Heavy Machinery — 2.4%
377,473	Entegris, Inc.[1]	3,038,657
177,863	Titan Machinery, Inc.[1,2]	5,058,424

		8,097,081

	Home Construction, Furnishings & Appliances — 1.9%
189,773	Skullcandy, Inc.[1,2]	2,734,629
68,608	Tupperware Brands Corp.	3,596,431

		6,331,060

	Industrial — 1.3%
64,345	Crane Co.	2,509,455
35,728	Gardner Denver, Inc.	2,035,782

		4,545,237

	Insurance — 7.8%
100,279	Alterra Capital Holdings, Ltd.	2,333,492
370,650	American Equity Investment Life Holding Co.	4,325,486
117,799	Amtrust Financial Services, Inc.	3,509,232
105,112	Centene Corp.[1]	3,998,460

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)

203,235	Metropolitan Health Networks, Inc.[1]	$1,713,271
67,054	ProAssurance Corp.	6,006,027
161,811	Protective Life Corp.	4,516,145

		26,402,113

	Lodging — 0.9%
178,899	Chesapeake Lodging Trust	3,035,916

	Medical Supplies — 4.0%
80,776	Cyberonics, Inc.[1,2]	3,497,601
175,533	Hanger Orthopedic Group, Inc.[1]	4,523,485
99,675	ICU Medical, Inc.[1,2]	5,315,668

		13,336,754

	Oil & Gas — 5.3%
80,776	Atwood Oceanics, Inc.[1]	3,596,955
76,375	Berry Petroleum Co. — Class A	2,903,778
146,278	Gulfport Energy Corp.[1]	3,013,327
57,475	Oil States International, Inc.[1]	4,178,432
165,177	Stone Energy Corp.[1]	4,337,548

		18,030,040

	Pharmaceuticals — 3.3%
96,828	Alere, Inc.[1,2]	1,827,144
106,694	Nu Skin Enterprises, Inc. — Class A	5,442,461
40,445	Par Pharmaceutical Cos., Inc.[1]	2,020,632
124,945	Spectrum Pharmaceuticals, Inc.[1,2]	1,747,981

		11,038,218

	Real Estate Investment Trusts — 4.7%
383,686	Ashford Hospitality Trust, Inc.	2,927,524
394,043	Brandywine Realty Trust	4,681,231
162,329	DuPont Fabros Technology, Inc.	4,366,650
299,545	Ramco-Gershenson Properties	3,816,204

		15,791,609

	Restaurants — 2.7%
51,003	Buffalo Wild Wings, Inc.[1,2]	3,702,308
316,114	Texas Roadhouse, Inc.	5,471,933

		9,174,241

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Retailers — 0.6%
100,711	Perry Ellis International, Inc.[1,2]	$1,898,402

	Technology — 1.0%
73,009	MICROS Systems, Inc.[1]	3,485,450

	Telecommunications — 2.6%
29,005	GeoEye, Inc.[1]	737,597
103,041	j2 Global, Inc.	3,084,017
319,752	MasTec, Inc.[1,2]	5,103,242

		8,924,856

	Transportation — 0.5%
217,839	Swift Transportation Co.[1,2]	1,808,064

	Water Companies — 1.3%
108,987	American States Water Co.	4,430,322

	TOTAL COMMON STOCKS (Cost $302,411,075)	333,627,269

Face
Amount

REPURCHASE AGREEMENT* — 2.2%
$7,390,967	With State Street Bank and Trust Co., dated 7/31/12, 0.01%, principal and interest in the amount of $7,390,969, due 8/1/12, (collateralized by a FNMA Security with a par value of $7,104,852, coupon rate of 3.264%, due 5/1/41, market value of $7,542,916)	7,390,967

	TOTAL REPURCHASE AGREEMENT (Cost $7,390,967)	7,390,967

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 12.5%
42,307,714	State Street Navigator Securities Lending Prime Portfolio	42,307,714

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $42,307,714)	42,307,714

TOTAL INVESTMENTS (Cost $352,109,756)[3]	113.5%	$383,325,950
LIABILITIES IN EXCESS OF OTHER ASSETS	(13.5)	(45,710,074)

NET ASSETS	100.0%	$337,615,876

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2012 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $354,076,250.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.2%

	Advertising — 1.4%
31,130	Omnicom Group, Inc.	$1,562,103

	Airlines — 2.1%
25,485	FedEx Corp.	2,301,296

	Banking — 10.6%
55,105	Capital One Financial Corp.	3,112,881
38,855	PNC Financial Services Group, Inc.	2,296,330
86,245	SLM Corp.	1,379,058
145,685	Wells Fargo & Co.	4,925,610

		11,713,879

	Beverages, Food & Tobacco — 1.5%
25,965	Bunge, Ltd.	1,707,718

	Commercial Services — 5.7%
42,820	Fluor Corp.	2,123,016
175,990	Hertz Global Holdings, Inc.[1,2]	1,981,647
128,825	Western Union Co. (The)	2,245,420

		6,350,083

	Computer Software & Processing — 1.3%
46,445	Fidelity National Information Services, Inc.	1,460,231

	Computers & Information — 2.2%
61,495	Western Digital Corp.[1]	2,445,656

	Consumer Services — 1.3%
28,950	Disney (Walt) Co.	1,422,603

	Electric Utilities — 8.2%
36,941	Duke Energy Corp.	2,503,861
31,700	NextEra Energy, Inc.	2,247,530
47,125	PPL Corp.	1,361,912
41,960	Sempra Energy	2,954,404

		9,067,707

	Electronics — 4.4%
75,690	Arrow Electronics, Inc.[1]	2,554,537
68,060	Broadcom Corp. — Class A	2,305,873

		4,860,410

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy — 4.1%
51,510	Exxon Mobil Corp.	$4,473,643

	Entertainment & Leisure — 3.0%
84,510	Time Warner, Inc.	3,306,031

	Financial Services — 4.3%
67,175	Invesco, Ltd.	1,486,583
89,415	JPMorgan Chase & Co.	3,218,940

		4,705,523

	Health Care Providers — 2.0%
85,215	HCA Holdings, Inc.	2,256,493

	Heavy Machinery — 2.1%
19,275	Flowserve Corp.	2,312,614

	Insurance — 10.9%
30,200	ACE, Ltd.	2,219,700
57,590	Assurant, Inc.	2,085,334
12,570	Everest Re Group, Ltd.	1,278,369
85,200	Fidelity National Financial, Inc. — Class A	1,586,424
86,715	Metlife, Inc.	2,668,221
44,799	Torchmark Corp.	2,228,750

		12,066,798

	Media — Broadcasting & Publishing — 2.5%
50,455	Scripps Networks Interactive, Inc. — Class A	2,717,002

	Medical Supplies — 4.7%
60,005	Agilent Technologies, Inc.	2,297,592
51,465	Covidien PLC	2,875,864

		5,173,456

	Metals & Mining — 3.0%
29,330	Cliffs Natural Resources, Inc.	1,199,304
41,075	Reliance Steel & Aluminum Co.	2,114,541

		3,313,845

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Oil & Gas — 7.2%
25,640	Apache Corp.	$2,208,117
60,755	ConocoPhillips	3,307,502
17,730	Diamond Offshore Drilling, Inc.	1,159,897
32,905	Phillips 66	1,237,228

		7,912,744

	Pharmaceuticals — 7.2%
27,180	McKesson Corp.	2,466,041
115,975	Mylan, Inc.[1]	2,670,904
36,380	Watson Pharmaceuticals, Inc.[1,2]	2,831,456

		7,968,401

	Retailers — 4.6%
67,510	CVS Caremark Corp.	3,054,828
46,660	Signet Jewelers, Ltd.	2,049,307

		5,104,135

	Software — 2.8%
38,050	Adobe Systems, Inc.[1,2]	1,174,984
65,820	Microsoft Corp.	1,939,715

		3,114,699

	Transportation — 2.1%
31,475	Norfolk Southern Corp.	2,330,724

	TOTAL COMMON STOCKS (Cost $103,312,505)	109,647,794

Face
Amount

REPURCHASE AGREEMENT* — 0.7%
$804,296	With State Street Bank and Trust Co., dated 7/31/12, 0.01%, principal and interest in the amount of $804,297 due 1/8/12 (collateralized by a FNMA Security with a par value of $773,235 coupon rate of 3.264% due 5/01/41, market value of $820,910)	804,296

	TOTAL REPURCHASE AGREEMENT (Cost $804,296)	804,296

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2012 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.9%
5,388,290	State Street Navigator Securities Lending Prime Portfolio	$5,388,290

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,388,290)	5,388,290

TOTAL INVESTMENTS (Cost $109,505,091)[3]	104.8%	$115,840,380
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.8)	(5,296,925)

NET ASSETS	100.0%	$110,543,455

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $109,949,969.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%

	Aerospace & Defense — 0.7%
32,770	Taser International, Inc.[1,2]	$177,286

	Auto Components — 1.1%
16,350	Cooper Tire & Rubber Co.	285,634

	Biotechnology — 1.7%
28,179	Progenics Pharmaceuticals, Inc.[1,2]	146,812
20,920	Spectrum Pharmaceuticals, Inc.[1,2]	292,671

		439,483

	Capital Markets — 1.0%
17,513	Duff & Phelps Corp. — Class A	258,142

	Chemicals — 2.9%
4,749	Koppers Holdings, Inc.	156,432
19,227	PolyOne Corp.	283,214
7,837	TPC Group, Inc.[1,2]	301,724

		741,370

	Commercial Banks — 2.5%
13,000	Hanmi Financial Corp.[1,2]	142,350
26,758	National Penn Bancshares, Inc.	236,541
11,901	PacWest Bancorp	272,652

		651,543

	Commercial Services & Supplies — 2.3%
12,029	Deluxe Corp.	340,661
9,611	Tetra Tech, Inc.[1]	247,099

		587,760

	Communications Equipment — 2.8%
9,239	Adtran, Inc.	199,378
26,265	Globecomm Systems, Inc.[1]	267,378
16,220	MasTec, Inc.[1,2]	258,871

		725,627

	Computers & Peripherals — 0.4%
3,997	Synaptics, Inc.[1,2]	105,441

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Consumer Finance — 4.0%
5,124	Cash America International, Inc.	$196,352
6,535	First Cash Financial Services, Inc.[1,2]	262,053
35,625	Netspend Holdings, Inc.[1,2]	313,500
3,929	World Acceptance Corp.[1,2]	280,020

		1,051,925

	Diversified Consumer Services — 0.8%
4,322	Coinstar, Inc.[1,2]	205,252

	Electric Utilities — 2.1%
8,422	El Paso Electric Co.	285,084
6,731	UNS Energy Corp.	273,952

		559,036

	Electrical Equipment — 1.0%
7,923	Belden, Inc.	254,566

	Energy Equipment & Services — 0.9%
4,944	Lufkin Industries, Inc.	227,671

	Food Products — 2.3%
11,176	B&G Foods, Inc.	312,928
16,601	Darling International, Inc.[1,2]	274,249

		587,177

	Gas Utilities — 1.1%
5,775	Northwest Natural Gas Co.	281,185

	Health Care Equipment & Supplies — 6.8%
15,226	ABIOMED, Inc.[1,2]	343,346
10,124	Align Technology, Inc.[1,2]	343,811
4,212	Analogic Corp.	269,652
4,626	Arthrocare Corp.[1]	136,837
21,285	Natus Medical, Inc.[1]	263,083
23,037	Spectranetics Corp.[1,2]	271,837
8,079	SurModics, Inc.[1,2]	128,779

		1,757,345

	Health Care Providers & Services — 1.1%
11,487	Bio-Reference Labs, Inc.[1,2]	284,303

	Health Care Technology — 0.8%
16,568	Omnicell, Inc.[1,2]	216,212

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Hotels, Restaurants & Leisure — 3.6%
8,983	Cheesecake Factory, Inc. (The)[1]	$301,110
3,515	Gaylord Entertainment Co.[1]	129,176
5,668	Papa John’s International, Inc.[1,2]	289,125
24,389	Scientific Games Corp. — Class A1,2	206,331

		925,742

	Insurance — 1.0%
2,785	ProAssurance Corp.	249,452

	Internet Software & Services — 3.7%
8,116	Ancestry.com, Inc.[1,2]	271,642
26,416	Dice Holdings, Inc.[1,2]	199,177
8,812	j2 Global, Inc.	263,743
13,746	Valueclick, Inc.[1,2]	215,950

		950,512

	IT Services — 3.7%
5,583	CACI International, Inc. — Class A1,2	315,160
9,572	CSG Systems International, Inc.[1,2]	168,754
11,027	Heartland Payment Systems, Inc.	349,556
8,349	TeleTech Holdings, Inc.[1]	137,425

		970,895

	Leisure Equipment & Products — 2.3%
12,420	Brunswick Corp.	273,116
6,521	Sturm Ruger & Co., Inc.	322,333

		595,449

	Life, Sciences Tools & Services — 0.8%
11,896	Luminex Corp.[1,2]	203,778

	Machinery — 2.9%
5,458	Robbins & Myers, Inc.	250,195
10,503	Titan International, Inc.	217,097
41,781	Wabash National Corp.[1]	283,275

		750,567

	Media — 0.5%
6,072	Valassis Communications, Inc.[1,2]	136,924

	Metals & Mining — 0.6%
7,628	Worthington Industries, Inc.	165,528

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-Utilities — 1.1%
7,700	NorthWestern Corp.	$284,361

	Oil, Gas & Consumable Fuels — 3.9%
7,365	Energy XXI Bermuda, Ltd.	229,641
5,597	Targa Resources Corp.	246,548
12,891	Western Refining, Inc.	303,325
5,459	World Fuel Services Corp.	221,035

		1,000,549

	Paper & Forest Products — 0.4%
6,300	KapStone Paper and Packaging Corp.[1,2]	105,903

	Personal Products — 0.6%
4,063	Elizabeth Arden, Inc.[1,2]	158,498

	Pharmaceuticals — 4.1%
8,740	Impax Laboratories, Inc.[1]	194,203
16,390	Medicines Co. (The)[1,2]	410,405
36,625	Pozen, Inc.[1]	231,104
10,115	Viropharma, Inc.[1]	219,597

		1,055,309

	Professional Services — 0.5%
9,116	On Assignment, Inc.[1,2]	142,118

	Real Estate Investment Trusts — 7.3%
15,898	CBL & Associates Properties, Inc.	313,668
6,579	Entertainment Properties Trust	297,108
7,538	Highwoods Properties, Inc.	255,312
29,875	Inland Real Estate Corp.	238,402
8,786	LaSalle Hotel Properties	230,720
3,811	Mid-America Apartment Communities, Inc.	263,835
38,455	Newcastle Investment Corp.	286,490

		1,885,535

	Road & Rail — 2.3%
9,155	Avis Budget Group, Inc.[1,2]	131,557
14,355	Celadon Group, Inc.	214,320
3,437	Dollar Thrifty Automotive Group[1,2]	255,713

		601,590

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Semiconductors & Semiconductor Equipment — 9.6%
32,462	Entegris, Inc.[1,2]	$261,319
64,755	Entropic Communications, Inc.[1,2]	388,530
8,500	FEI Co.	405,535
55,771	GT Advanced Technologies, Inc.[1,2]	285,547
46,875	Integrated Device Technology, Inc.[1,2]	236,250
12,036	IXYS Corp.[1,2]	121,564
9,182	MKS Instruments, Inc.	242,405
14,841	Monolithic Power Systems, Inc.[1,2]	287,619
18,610	Omnivision Technologies, Inc.[1,2]	260,912

		2,489,681

	Software — 5.2%
41,706	Actuate Corp.[1,2]	269,421
6,594	Fair Isaac Corp.	285,454
3,752	Jack Henry & Associates, Inc.	130,307
13,810	Parametric Technology Corp.[1]	297,468
6,926	SolarWinds, Inc.[1]	369,779

		1,352,429

	Specialty Retail — 4.4%
9,727	ANN, Inc.[1,2]	263,407
3,430	Cabela’s, Inc.[1,2]	157,574
13,403	Finish Line, Inc. (The) — Class A	279,855
16,024	Pier 1 Imports, Inc.	264,236
6,796	Select Comfort Corp.[1,2]	176,764

		1,141,836

	Textiles, Apparel & Luxury Goods — 0.5%
3,073	Steven Madden, Ltd.[1]	124,241

	Thrifts & Mortgage Finance — 1.1%
20,101	Oritani Financial Corp.	283,223

	Trading Companies & Distributors — 2.0%
5,793	Applied Industrial Techologies, Inc.	215,268
11,543	Beacon Roofing Supply, Inc.[1,2]	306,005

		521,273

	Water and Sewer — 1.1%
7,359	American States Water Co.	299,143

	TOTAL COMMON STOCKS (Cost $23,096,335)	25,791,494

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2012 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.6%
$150,385	With State Street Bank and Trust Co., dated 7/31/12, 0.01%, principal and interest in the amount of $150,385, due 8/1/12, (collateralized by a FNMA Security with a par value of $145,741, coupon rate of 3.264%, due 5/1/41, market value of $154,726)	$150,385

	TOTAL REPURCHASE AGREEMENT (Cost $150,385)	150,385

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 25.8%
6,676,310	State Street Navigator Securities Lending Prime Portfolio	6,676,310

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $6,676,310)	6,676,310

TOTAL INVESTMENTS (Cost $29,923,030)[3]	125.9%	$32,618,189
LIABILITIES IN EXCESS OF OTHER ASSETS	(25.9)	(6,705,680)

NET ASSETS	100.0%	$25,912,509

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $29,973,921.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.8%

	Aerospace & Defense — 3.4%
9,662	Honeywell International, Inc.	$560,879
15,992	L-3 Communications Holdings, Inc.	1,133,673
16,197	Northrop Grumman Corp.	1,072,242
18,411	Raytheon Co.	1,021,442

		3,788,236

	Air Freight & Logistics — 1.0%
11,892	FedEx Corp.	1,073,848

	Auto Components — 0.9%
35,049	Delphi Automotive PLC[1]	995,041

	Beverages — 1.9%
23,204	Dr Pepper Snapple Group, Inc.	1,057,638
23,282	Molson Coors Brewing Co. — Class B	985,294

		2,042,932

	Biotechnology — 3.2%
17,802	Amgen, Inc.	1,470,445
7,749	Celgene Corp.[1]	530,497
27,689	Gilead Sciences, Inc.[1,2]	1,504,343

		3,505,285

	Capital Markets — 1.0%
49,272	Bank of New York Mellon Corp.	1,048,508

	Chemicals — 2.4%
4,867	CF Industries Holdings, Inc.	952,764
31,674	Eastman Chemical Co.	1,655,917

		2,608,681

	Commercial Banks — 3.6%
18,650	BB&T Corp.	585,051
35,040	Comerica, Inc.	1,058,558
82,742	Fifth Third Bancorp	1,143,494
36,013	Wells Fargo & Co.	1,217,600

		4,004,703

	Communications Equipment — 0.5%
36,861	Cisco Systems, Inc.	587,933

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Computers & Peripherals — 3.3%
3,507	Apple, Inc.[1]	$2,141,936
56,368	EMC Corp.[1]	1,477,405

		3,619,341

	Construction & Engineering — 2.3%
18,805	Chicago Bridge & Iron Co. NV	672,091
21,491	Fluor Corp.	1,065,524
28,335	KBR, Inc.	743,510

		2,481,125

	Consumer Finance — 1.2%
35,747	Discover Financial Services	1,285,462

	Diversified Financial Services — 2.8%
31,142	Citigroup, Inc.	844,882
32,207	JPMorgan Chase & Co.	1,159,452
27,166	Moody’s Corp.	1,101,038

		3,105,372

	Electric Utilities — 3.2%
15,996	Entergy Corp.	1,162,429
28,925	Exelon Corp.	1,131,546
41,130	PPL Corp.	1,188,657

		3,482,632

	Electronic Equipment, Instruments & Components — 1.5%
60,280	Ingram Micro, Inc. — Class A1	903,597
31,145	Molex, Inc.	782,363

		1,685,960

	Energy Equipment & Services — 3.9%
24,671	Helmerich & Payne, Inc.	1,147,202
17,951	National Oilwell Varco, Inc.	1,297,857
42,128	Superior Energy Services, Inc.[1,2]	912,914
77,886	Weatherford International, Ltd.[1]	938,526

		4,296,499

	Food & Staples Retailing — 2.1%
23,818	CVS Caremark Corp.	1,077,764
34,110	Walgreen Co.	1,240,240

		2,318,004

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 3.8%
38,237	Archer-Daniels-Midland Co.	$997,603
16,996	Bunge, Ltd.	1,117,827
35,405	ConAgra Foods, Inc.	874,149
42,236	Hormel Foods Corp.	1,178,807

		4,168,386

	Health Care Providers & Services — 2.6%
23,069	Aetna, Inc.	831,868
24,076	AmerisourceBergen Corp.	955,817
10,053	Humana, Inc.	619,265
9,847	UnitedHealth Group, Inc.	503,083

		2,910,033

	Hotels, Restaurants & Leisure — 1.5%
32,536	Wyndham Worldwide Corp.	1,693,499

	Industrial Conglomerates — 0.5%
10,918	Tyco International, Ltd.	599,835

	Insurance — 5.5%
25,091	Aflac, Inc.	1,098,484
31,674	Allstate Corp. (The)	1,086,418
28,494	American Financial Group, Inc.	1,074,509
34,658	Lincoln National Corp.	694,893
33,473	Marsh & McLennan Cos., Inc.	1,111,638
31,635	Metlife, Inc.	973,409

		6,039,351

	Internet Software & Services — 1.9%
13,882	Akamai Technologies, Inc.[1]	488,369
37,040	eBay, Inc.[1]	1,640,872

		2,129,241

	IT Services — 4.3%
19,178	Accenture PLC — Class A	1,156,433
30,400	Amdocs, Ltd.[1]	904,400
71,605	Genpact, Ltd.[1]	1,247,359
59,326	Total System Services, Inc.	1,403,060

		4,711,252

	Life, Sciences Tools & Services — 1.1%
21,107	Thermo Fisher Scientific, Inc.	1,175,027

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Machinery — 2.5%
22,944	AGCO Corp.[1,2]	$1,005,865
18,917	Illinois Tool Works, Inc.	1,027,950
19,846	Timken Co. (The)	718,425

		2,752,240

	Media — 3.5%
44,411	Comcast Corp. — Class A	1,445,578
54,338	News Corp. — Class A	1,250,861
10,906	Scripps Networks Interactive, Inc. — Class A	587,288
6,628	Time Warner Cable, Inc.	562,916

		3,846,643

	Metals & Mining — 0.4%
10,117	Cliffs Natural Resources, Inc.	413,684

	Multi-Utilities — 2.8%
9,174	DTE Energy Co.	563,009
37,493	Public Service Enterprise Group, Inc.	1,246,267
17,269	Sempra Energy	1,215,910

		3,025,186

	Office Electronics — 0.9%
141,448	Xerox Corp.	980,235

	Oil, Gas & Consumable Fuels — 7.7%
19,638	ConocoPhillips	1,069,093
12,777	Exxon Mobil Corp.	1,109,682
41,943	Marathon Oil Corp.	1,110,231
28,376	Marathon Petroleum Corp.	1,342,185
21,616	Murphy Oil Corp.	1,159,915
46,840	Tesoro Corp.[1,2]	1,295,126
49,210	Valero Energy Corp.	1,353,275

		8,439,507

	Paper & Forest Products — 0.4%
14,156	International Paper Co.	464,458

	Pharmaceuticals — 3.8%
21,955	Bristol-Myers Squibb Co.	781,598
13,112	Eli Lilly & Co.	577,322

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Pharmaceuticals — (Continued)

23,536	Merck & Co., Inc.	$1,039,585
25,970	Mylan, Inc.[1]	598,089
47,958	Pfizer, Inc.	1,152,910

		4,149,504

	Professional Services — 1.5%
16,678	Manpower, Inc.	593,403
38,454	Robert Half International, Inc.	1,038,643

		1,632,046

	Real Estate Investment Trusts — 4.3%
17,086	American Capital Agency Corp.	600,402
39,501	Hospitality Properties Trust	958,689
30,301	Kimco Realty Corp.	590,566
22,768	Liberty Property Trust	826,251
25,075	Regency Centers Corp.	1,199,839
6,656	SL Green Realty Corp.	524,160

		4,699,907

	Semiconductors & Semiconductor Equipment — 4.1%
39,331	Applied Materials, Inc.	428,315
46,442	Intel Corp.	1,193,559
14,058	KLA-Tencor Corp.	715,693
80,744	Marvell Technology Group, Ltd.	909,177
44,842	Skyworks Solutions, Inc.[1]	1,297,279

		4,544,023

	Software — 3.4%
89,314	Activision Blizzard, Inc.	1,074,447
16,826	Autodesk, Inc.[1]	570,738
42,742	CA, Inc.	1,028,800
70,778	Symantec Corp.[1]	1,114,754

		3,788,739

	Specialty Retail — 3.1%
12,346	Bed Bath & Beyond, Inc.[1,2]	752,489
11,708	PetSmart, Inc.	774,016
28,644	Ross Stores, Inc.	1,903,107

		3,429,612

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Wireless Telecommunication Services — 2.0%
44,912	Telephone & Data Systems, Inc.	$1,088,218
27,867	United States Cellular Corp.[1,2]	1,145,891

		2,234,109

	TOTAL COMMON STOCKS (Cost $91,971,595)	109,756,079

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.7%
5,213,607	State Street Navigator Securities Lending Prime Portfolio	5,213,607

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,213,607)	5,213,607

TOTAL INVESTMENTS (Cost $97,185,202)[3]	104.5%	$114,969,686
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.5)	(4,939,771)

NET ASSETS	100.0%	$110,029,915

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $97,185,377.
Abbreviations:

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.7%

	Aerospace & Defense — 3.6%
18,386	Boeing Co. (The)	$1,358,909
12,895	Lockheed Martin Corp.	1,151,137
9,948	United Technologies Corp.	740,529

		3,250,575

	Auto Components — 2.2%
68,609	Delphi Automotive PLC[1]	1,947,810

	Beverages — 3.7%
53,425	Coca-Cola Enterprises, Inc.	1,566,421
39,173	Dr Pepper Snapple Group, Inc.	1,785,505

		3,351,926

	Biotechnology — 3.6%
20,917	Amgen, Inc.	1,727,744
27,812	Gilead Sciences, Inc.[1]	1,511,026

		3,238,770

	Capital Markets — 2.2%
30,120	Federated Investors, Inc. — Class B	605,713
47,797	Waddell & Reed Financial, Inc. — Class A	1,390,415

		1,996,128

	Chemicals — 3.9%
7,088	CF Industries Holdings, Inc.	1,387,547
4,663	Mosaic Co. (The)	270,967
10,089	PPG Industries, Inc.	1,104,342
16,301	Rockwood Holdings, Inc.	720,830

		3,483,686

	Communications Equipment — 0.7%
68,954	Polycom, Inc.[1]	602,658

	Computers & Peripherals — 6.7%
3,746	Apple, Inc.[1]	2,287,907
70,262	EMC Corp.[1]	1,841,567
58,604	NetApp, Inc.[1]	1,914,593

		6,044,067

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Construction & Engineering — 1.9%
28,148	Chicago Bridge & Iron Co. NV	$1,006,010
14,330	Fluor Corp.	710,481

		1,716,491

	Diversified Financial Services — 1.0%
23,027	Moody’s Corp.	933,284

	Electronic Equipment, Instruments & Components — 0.8%
33,789	Jabil Circuit, Inc.	733,221

	Energy Equipment & Services — 3.0%
28,033	Cameron International Corp.[1]	1,409,219
27,684	Helmerich & Payne, Inc.	1,287,306

		2,696,525

	Food & Staples Retailing — 2.5%
22,279	Wal-Mart Stores, Inc.	1,658,226
16,113	Walgreen Co.	585,869

		2,244,095

	Food Products — 3.7%
44,438	General Mills, Inc.	1,719,750
58,504	Hormel Foods Corp.	1,632,847

		3,352,597

	Health Care Equipment & Supplies — 0.8%
20,106	St Jude Medical, Inc.	751,160

	Health Care Providers & Services — 2.8%
12,039	AmerisourceBergen Corp.	477,948
19,378	Cardinal Health, Inc.	834,998
12,695	McKesson Corp.	1,151,818

		2,464,764

	Hotels, Restaurants & Leisure — 3.2%
45,343	Brinker International, Inc.	1,469,567
38,252	Marriott International, Inc. — Class A	1,393,138

		2,862,705

	Insurance — 1.2%
32,749	Marsh & McLennan Cos., Inc.	1,087,594

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Internet Software & Services — 4.7%
61,710	Akamai Technologies, Inc.[1]	$2,170,958
46,450	eBay, Inc.[1]	2,057,735

		4,228,693

	IT Services — 5.8%
26,035	Accenture PLC — Class A	1,569,910
71,929	Total System Services, Inc.	1,701,121
14,768	Visa, Inc. — Class A	1,906,106

		5,177,137

	Life, Sciences Tools & Services — 1.1%
26,315	Agilent Technologies, Inc.	1,007,601

	Machinery — 5.3%
13,600	Cummins, Inc.	1,304,240
22,748	Eaton Corp.	997,273
18,985	Parker Hannifin Corp.	1,524,875
25,206	Timken Co. (The)	912,457

		4,738,845

	Media — 3.3%
56,862	Comcast Corp. — Class A	1,850,858
9,410	Scripps Networks Interactive, Inc. — Class A	506,729
12,823	Viacom, Inc. — Class B	598,962

		2,956,549

	Multi-line Retail — 0.9%
15,457	Dollar Tree, Inc.[1]	778,105

	Office Electronics — 2.0%
50,523	Zebra Technologies Corp. — Class A1	1,745,064

	Oil, Gas & Consumable Fuels — 2.1%
12,034	HollyFrontier Corp.	449,951
70,266	Peabody Energy Corp.	1,467,154

		1,917,105

	Pharmaceuticals — 3.3%
23,272	Eli Lilly & Co.	1,024,666
84,013	Mylan, Inc.[1]	1,934,820

		2,959,486

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Professional Services — 1.9%
62,454	Robert Half International, Inc.	$1,686,883

	Real Estate Investment Trusts — 3.1%
62,367	Apartment Investment & Management Co. — Class A	1,710,727
21,415	Regency Centers Corp.	1,024,708

		2,735,435

	Semiconductors & Semiconductor Equipment — 5.4%
282,017	LSI Corp.[1]	1,945,917
33,493	NVIDIA Corp.[1]	453,495
85,403	Skyworks Solutions, Inc.[1]	2,470,709

		4,870,121

	Software — 7.2%
51,912	Autodesk, Inc.[1]	1,760,855
39,461	Fortinet, Inc.[1]	947,459
26,863	Informatica Corp.[1]	792,727
31,951	Red Hat, Inc.[1]	1,714,491
81,267	Symantec Corp.[1]	1,279,955

		6,495,487

	Specialty Retail — 3.9%
8,675	Home Depot, Inc.	452,662
10,419	PetSmart, Inc.	688,800
12,814	Ross Stores, Inc.	851,362
33,729	TJX Cos., Inc. (The)	1,493,520

		3,486,344

	Textiles, Apparel & Luxury Goods — 0.5%
8,786	Coach, Inc.	433,413

	Tobacco — 1.7%
32,482	Reynolds American, Inc.	1,502,942

	TOTAL COMMON STOCKS (Cost $78,467,393)	89,477,266

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2012 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.4%
$352,714	With State Street Bank and Trust Co., dated 7/31/12, 0.01%, principal and interest in the amount of $352,714, due 8/1/12, (collateralized by a FNMA security with a par value of $340,061, coupon rate of 3.264%, due 5/1/41, market value of $361,028)	$352,714

	TOTAL REPURCHASE AGREEMENT (Cost $352,714)	352,714

TOTAL INVESTMENTS (Cost $78,820,107)[2]	100.1%	$89,829,980
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(62,207)

NET ASSETS	100.0%	$89,767,773

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $78,854,693.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 93.4%

	Aerospace & Defense — 3.6%
403	Engility Holdings, Inc.[1,2]	$5,884
2,420	L-3 Communications Holdings, Inc.	171,554
2,520	Northrop Grumman Corp.[2]	166,824
2,900	Raytheon Co.	160,892

		505,154

	Airlines — 0.9%
13,300	Southwest Airlines Co.[2]	122,227

	Automobiles — 0.5%
8,140	Ford Motor Co.[2]	75,214

	Biotechnology — 1.2%
6,500	Myriad Genetics, Inc.[1,2]	161,525

	Capital Markets — 1.2%
14,980	Prospect Capital Corp.[2]	165,978

	Chemicals — 5.9%
500	CF Industries Holdings, Inc.[2]	97,880
2,660	Cytec Industries, Inc.	163,750
3,320	Eastman Chemical Co.	173,569
4,800	Innospec, Inc.[1]	149,376
1,140	Minerals Technologies, Inc.[2]	72,892
1,440	PPG Industries, Inc.	157,622

		815,089

	Commercial Banks — 4.0%
6,320	Associated Banc-Corp[2]	78,937
18,920	KeyCorp[2]	150,982
7,300	PacWest Bancorp[2]	167,243
12,520	Umpqua Holdings Corp.[2]	156,249

		553,411

	Commercial Services & Supplies — 1.8%
16,120	Steelcase, Inc. — Class A2	138,148
7,720	Sykes Enterprises, Inc.[1]	114,179

		252,327

	Communications Equipment — 1.1%
9,800	Cisco Systems, Inc.	156,310

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Computers & Peripherals — 3.4%
340	Apple, Inc.[1]	$207,658
3,260	Diebold, Inc.	105,461
6,060	EMC Corp.[1]	158,833

		471,952

	Construction & Engineering — 2.3%
6,120	EMCOR Group, Inc.	161,140
3,160	KBR, Inc.	82,918
2,040	URS Corp.	71,543

		315,601

	Consumer Finance — 2.8%
2,960	Discover Financial Services	106,442
5,110	Ezcorp, Inc. — Class A1,2	114,975
10,400	SLM Corp.	166,296

		387,713

	Diversified Consumer Services — 1.0%
10,760	Service Corp. International[2]	138,266

	Electric Utilities — 2.0%
3,460	El Paso Electric Co.	117,121
4,160	Exelon Corp.	162,739

		279,860

	Electrical Equipment — 0.6%
2,440	EnerSys[1,2]	83,326

	Electronic Equipment, Instruments & Components — 3.6%
5,120	Avnet, Inc.[1]	161,280
12,020	AVX Corp.[2]	117,075
4,100	Jabil Circuit, Inc.[2]	88,970
2,540	Tech Data Corp.[1,2]	127,254

		494,579

	Energy Equipment & Services — 0.8%
1,480	National Oilwell Varco, Inc.[2]	107,004

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food & Staples Retailing — 2.0%
820	Costco Wholesale Corp.[2]	$78,868
1,920	CVS Caremark Corp.	86,880
6,880	Safeway, Inc.[2]	106,984

		272,732

	Food Products — 1.9%
4,400	Cal-Maine Foods, Inc.	166,012
3,340	Hormel Foods Corp.[2]	93,219

		259,231

	Health Care Providers & Services — 3.2%
3,535	Aetna, Inc.	127,472
2,740	Cardinal Health, Inc.[2]	118,067
2,500	Coventry Health Care, Inc.[2]	83,325
2,280	WellPoint, Inc.	121,501

		450,365

	Health Care Technology — 0.9%
9,740	Omnicell, Inc.[1,2]	127,107

	Hotels, Restaurants & Leisure — 2.3%
4,440	Brinker International, Inc.[2]	143,900
2,640	Cheesecake Factory, Inc. (The)[1,2]	88,493
6,340	Multimedia Games Holding Co., Inc.[1,2]	89,711

		322,104

	Insurance — 4.3%
2,520	Allstate Corp. (The)	86,436
3,640	Assurant, Inc.	131,804
6,420	Primerica, Inc.[2]	175,715
3,180	Torchmark Corp.[2]	158,205
2,720	Unum Group	51,381

		603,541

	Internet Software & Services — 1.6%
2,680	Akamai Technologies, Inc.[1]	94,282
15,840	United Online, Inc.[2]	67,162
4,020	Valueclick, Inc.[1,2]	63,154

		224,598

	IT Services — 5.3%
2,500	Accenture PLC — Class A	150,750
1,340	CACI International, Inc. — Class A1,2	75,643

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	IT Services — (Continued)

3,440	Euronet Worldwide, Inc.[1,2]	$62,883
9,320	Genpact, Ltd.[1]	162,355
10,360	SAIC, Inc.[2]	119,865
1,300	Visa, Inc. — Class A	167,791

		739,287

	Life, Sciences Tools & Services — 1.3%
3,140	Thermo Fisher Scientific, Inc.	174,804

	Machinery — 2.9%
3,020	AGCO Corp.[1]	132,397
1,420	NACCO Industries, Inc. — Class A2	142,213
620	Parker Hannifin Corp.[2]	49,798
2,220	Timken Co. (The)	80,364

		404,772

	Media — 1.7%
4,320	CBS Corp. — Class B	144,547
2,780	Comcast Corp. — Class A	90,489

		235,036

	Metals & Mining — 0.7%
4,180	Worthington Industries, Inc.[2]	90,706

	Multi-line Retail — 0.5%
1,020	Dillard’s, Inc. — Class A	66,535

	Multi-Utilities — 2.1%
3,600	NorthWestern Corp.[2]	132,948
4,980	Public Service Enterprise Group, Inc.	165,535

		298,483

	Office Electronics — 0.5%
10,020	Xerox Corp.[2]	69,439

	Oil, Gas & Consumable Fuels — 8.4%
1,560	Chevron Corp.	170,945
2,180	ConocoPhillips[2]	118,679
4,380	Denbury Resources, Inc.[1,2]	66,225
1,080	Exxon Mobil Corp.	93,798
1,280	HollyFrontier Corp.	47,859
3,000	Peabody Energy Corp.[2]	62,640
5,960	Tesoro Corp.[1]	164,794

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)

21,000	Vaalco Energy, Inc.[1,2]	$153,930
4,640	Valero Energy Corp.	127,600
5,220	Williams Cos., Inc.	165,944

		1,172,414

	Paper & Forest Products — 1.4%
1,100	Domtar Corp.	81,246
3,417	International Paper Co.[2]	112,112

		193,358

	Professional Services — 0.4%
4,600	Kelly Services, Inc.[2]	54,556

	Real Estate Investment Trusts — 9.1%
5,960	Apartment Investment & Management Co. — Class A	163,483
7,860	Associated Estates Realty Corp.[2]	117,350
14,720	Brandywine Realty Trust	174,873
8,480	CBL & Associates Properties, Inc.[2]	167,310
7,260	Colonial Properties Trust	164,439
11,480	Duke Realty Corp.	166,001
6,380	Hospitality Properties Trust[2]	154,843
25,400	Strategic Hotels & Resorts, Inc.[1,2]	153,924

		1,262,223

	Road & Rail — 0.6%
6,000	Arkansas Best Corp.[2]	82,140

	Semiconductors & Semiconductor Equipment — 1.9%
15,880	LSI Corp.[1]	109,572
11,120	NVIDIA Corp.[1,2]	150,565

		260,137

	Software — 1.1%
6,260	CA, Inc.	150,678

	Specialty Retail — 0.6%
4,120	Finish Line, Inc. (The) — Class A2	86,026

	Textiles, Apparel & Luxury Goods — 0.8%
1,240	Coach, Inc.	61,169
560	PVH Corp.[2]	44,481

		105,650

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Tobacco — 1.2%
3,540	Universal Corp.[2]	$161,212

	TOTAL COMMON STOCKS (Cost $11,832,399)	12,952,670

Face
Amount

REPURCHASE AGREEMENT* — 4.5%
$623,696	With State Street Bank & Trust Co., dated 7/31/12, 01%, principal and interest in the amount of $623,696 due 8/1/12, (collateralized by a FNMA security with a par value of $603,204, coupon rate of 3.264%, due 5/1/41, market value of $640,396)	623,696

	TOTAL REPURCHASE AGREEMENTS (Cost $623,696)	623,696

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 32.0%
4,430,167	State Street Navigator Securities Lending Prime Portfolio	4,430,167

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,430,167)	4,430,167

TOTAL LONG INVESTMENTS (Cost $16,886,262)	129.9%	$18,006,533

COMMON STOCKS SOLD SHORT* — (60.6)%

	Aerospace & Defense — (1.5)%
(1,500)	Honeywell International, Inc.	(87,075)
(2,340)	Rockwell Collins, Inc.	(118,334)

		(205,409)

	Beverages — (0.3)%
(460)	Brown-Forman Corp. — Class B	(43,038)

	Capital Markets — (2.8)%
(580)	BlackRock, Inc.	(98,751)
(3,960)	Charles Schwab Corp. (The)	(50,015)
(1,080)	Eaton Vance Corp.	(28,652)
(4,400)	Stifel Financial Corp.[1]	(132,440)
(4,660)	TD Ameritrade Holding Corp.	(74,187)

		(384,045)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Chemicals — (2.3)%
(4,980)	Balchem Corp.	$(165,983)
(1,260)	Ecolab, Inc.	(82,467)
(740)	Praxair, Inc.	(76,783)

		(325,233)

	Commercial Banks — (2.3)%
(2,200)	CIT Group, Inc.[1]	(80,344)
(4,100)	Hancock Holding Co.	(124,968)
(2,340)	IBERIABANK Corp.	(109,582)

		(314,894)

	Communications Equipment — (2.2)%
(10,680)	Ixia[1]	(165,540)
(4,600)	Sycamore Networks, Inc.[1]	(65,550)
(1,840)	Viasat, Inc.[1]	(70,472)

		(301,562)

	Construction Materials — (0.6)%
(2,260)	Vulcan Materials Co.	(87,553)

	Consumer Finance — (0.3)%
(420)	Credit Acceptance Corp.[1]	(40,261)

	Containers & Packaging — (0.8)%
(2,720)	Greif, Inc. — Class A	(117,667)

	Electrical Equipment — (1.3)%
(880)	Emerson Electric Co.	(42,038)
(4,220)	Woodward Governor Co.	(141,665)

		(183,703)

	Electronic Equipment, Instruments & Components — (4.6)%
(1,920)	National Instruments Corp.	(49,613)
(1,640)	OSI Systems, Inc.[1]	(105,846)
(4,020)	Rofin-Sinar Technologies, Inc.[1]	(72,882)
(3,200)	Rogers Corp.[1]	(114,720)
(13,240)	TTM Technologies, Inc.[1]	(144,846)
(4,840)	Universal Display Corp.[1]	(153,718)

		(641,625)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Energy Equipment & Services — (1.4)%
(1,300)	Lufkin Industries, Inc.	$(59,865)
(1,480)	OYO Geospace Corp.[1]	(140,274)

		(200,139)

	Food & Staples Retailing — (1.0)%
(1,940)	Pricesmart, Inc.	(139,719)

	Food Products — (2.6)%
(1,900)	JM Smucker Co. (The)	(145,920)
(13,480)	Pilgrim’s Pride Corp.[1]	(62,682)
(6,340)	Snyders-Lance, Inc.	(148,546)

		(357,148)

	Gas Utilities — (1.2)%
(4,000)	WGL Holdings, Inc.	(161,800)

	Health Care Equipment & Supplies — (2.9)%
(1,020)	Baxter International, Inc.	(59,680)
(6,900)	DexCom, Inc.[1]	(75,969)
(1,400)	Edwards Lifesciences Corp.[1]	(141,680)
(9,100)	Merit Medical Systems, Inc.[1]	(122,941)

		(400,270)

	Hotels, Restaurants & Leisure — (3.3)%
(400)	Chipotle Mexican Grill, Inc.[1]	(116,932)
(5,060)	International Speedway Corp. — Class A	(129,738)
(560)	McDonald’s Corp.	(50,042)
(6,460)	WMS Industries, Inc.[1]	(118,670)
(420)	Wynn Resorts, Ltd.	(39,375)

		(454,757)

	Industrial Conglomerates — (1.3)%
(1,320)	3M Co.	(120,424)
(2,620)	General Electric Co.	(54,365)

		(174,789)

	Insurance — (1.8)%
(920)	Enstar Group, Ltd.[1]	(86,001)
(380)	Markel Corp.[1]	(164,183)

		(250,184)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Internet & Catalog Retail — (0.5)%
(100)	Priceline.com, Inc.[1]	$(66,174)

	Internet Software & Services — (1.3)%
(980)	Equinix, Inc.[1]	(174,616)

	IT Services — (2.2)%
(9,240)	MoneyGram International, Inc.[1]	(143,774)
(2,260)	NeuStar, Inc. — Class A1	(80,027)
(2,280)	VeriFone Holdings, Inc.[1]	(82,741)

		(306,542)

	Life, Sciences Tools & Services — (0.7)%
(1,300)	Waters Corp.[1]	(100,724)

	Machinery — (3.3)%
(1,120)	CLARCOR, Inc.	(54,152)
(2,060)	Deere & Co.	(158,249)
(1,960)	Graco, Inc.	(89,925)
(3,600)	Pentair, Inc.	(157,788)

		(460,114)

	Media — (1.3)%
(1,740)	John Wiley & Sons, Inc. — Class A	(82,911)
(1,780)	Morningstar, Inc.	(103,365)

		(186,276)

	Metals & Mining — (2.8)%
(3,060)	Allegheny Technologies, Inc.	(91,892)
(1,120)	Compass Minerals International, Inc.	(81,021)
(5,140)	RTI International Metals, Inc.[1]	(115,393)
(2,860)	Walter Energy, Inc.	(98,098)

		(386,404)

	Oil, Gas & Consumable Fuels — (2.1)%
(5,080)	Bill Barrett Corp.[1]	(106,985)
(1,100)	Noble Energy, Inc.	(96,173)
(1,780)	SM Energy Co.	(83,820)

		(286,978)

	Pharmaceuticals — (0.7)%
(1,120)	Allergan, Inc.	(91,918)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Professional Services — (1.5)%
(1,980)	Dun & Bradstreet Corp. (The)	$(158,776)
(520)	IHS, Inc. — Class A1	(57,341)

		(216,117)

	Real Estate Investment Trusts — (6.9)%
(2,680)	American Campus Communities, Inc.	(127,729)
(1,100)	AvalonBay Communities, Inc.	(161,799)
(760)	Camden Property Trust	(54,196)
(2,260)	Equity Lifestyle Properties, Inc.	(162,539)
(2,540)	Equity Residential Properties Trust	(160,807)
(720)	Essex Property Trust, Inc.	(113,299)
(11,620)	Franklin Street Properties Corp.	(120,500)
(1,080)	Kilroy Realty Corp.	(51,127)

		(951,996)

	Software — (2.0)%
(5,140)	Rovi Corp.[1]	(68,773)
(1,000)	Salesforce.com, Inc.[1]	(124,360)
(1,000)	Ultimate Software Group, Inc.[1]	(89,470)

		(282,603)

	Trading Companies & Distributors — (0.8)%
(1,600)	Watsco, Inc.	(108,704)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(8,941,340))	(8,402,962)

TOTAL SHORT INVESTMENTS (Proceeds $(8,941,340))	(60.6)%	$(8,402,962)

TOTAL INVESTMENTS (Cost $7,944,922)[3]	69.3%	$9,603,571
OTHER ASSETS IN EXCESS OF LIABILITIES	30.7	4,264,357

NET ASSETS	100.0%	$13,867,928

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $7,973,561.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 126.3%

	Aerospace & Defense — 4.7%
1,583	Engility Holdings, Inc.[1,2]	$23,112
9,500	L-3 Communications Holdings, Inc.	673,455
11,020	Northrop Grumman Corp.[2]	729,524
11,380	Raytheon Co.	631,362

		2,057,453

	Air Freight & Logistics — 1.3%
6,240	FedEx Corp.	563,472

	Airlines — 0.3%
14,720	Southwest Airlines Co.[2]	135,277

	Automobiles — 2.4%
56,720	Ford Motor Co.[2]	524,093
19,360	Thor Industries, Inc.[2]	556,213

		1,080,306

	Beverages — 1.3%
18,920	Coca-Cola Enterprises, Inc.	554,734

	Biotechnology — 1.2%
21,570	Myriad Genetics, Inc.[1]	536,015

	Capital Markets — 0.5%
19,960	Prospect Capital Corp.	221,157

	Chemicals — 3.9%
3,320	Ashland, Inc.	233,695
1,320	CF Industries Holdings, Inc.	258,403
10,102	Eastman Chemical Co.	528,133
6,860	Innospec, Inc.[1]	213,483
4,420	PPG Industries, Inc.	483,813

		1,717,527

	Commercial Banks — 2.8%
15,140	BB&T Corp.[2]	474,942
22,840	Fulton Financial Corp.[2]	209,899
66,868	KeyCorp[2]	533,607

		1,218,448

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — 1.4%
10,280	R.R. Donnelley & Sons Co.[2]	$124,594
33,379	Sykes Enterprises, Inc.[1]	493,675

		618,269

	Computers & Peripherals — 3.3%
1,440	Apple, Inc.[1]	879,495
22,240	EMC Corp.[1,2]	582,910

		1,462,405

	Construction & Engineering — 3.2%
20,960	EMCOR Group, Inc.	551,877
17,300	KBR, Inc.	453,952
11,280	URS Corp.	395,589

		1,401,418

	Consumer Finance — 2.1%
17,580	Discover Financial Services	632,177
19,300	SLM Corp.	308,607

		940,784

	Diversified Financial Services — 0.4%
24,460	Bank of America Corp.	179,536

	Electric Utilities — 4.7%
17,940	El Paso Electric Co.	607,269
2,660	Entergy Corp.[2]	193,302
13,060	Exelon Corp.	510,907
37,840	PNM Resources, Inc.[2]	787,072

		2,098,550

	Electronic Equipment, Instruments & Components — 3.5%
25,020	Ingram Micro, Inc. — Class A1	375,050
26,580	Jabil Circuit, Inc.[2]	576,786
11,880	Tech Data Corp.[1]	595,188

		1,547,024

	Energy Equipment & Services — 2.3%
7,840	National Oilwell Varco, Inc.	566,832
20,840	Superior Energy Services, Inc.[1]	451,603

		1,018,435

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food & Staples Retailing — 2.6%
12,760	CVS Caremark Corp.[2]	$577,390
4,500	Kroger Co. (The)	99,765
30,320	Safeway, Inc.	471,476

		1,148,631

	Food Products — 3.6%
21,460	Campbell Soup Co.	710,540
12,000	ConAgra Foods, Inc.	296,280
40,380	Tyson Foods, Inc. — Class A2	606,104

		1,612,924

	Health Care Providers & Services — 3.8%
13,470	Aetna, Inc.	485,728
31,220	Amedisys, Inc.[1,2]	380,572
7,720	Coventry Health Care, Inc.[2]	257,308
10,880	WellPoint, Inc.	579,795

		1,703,403

	Hotels, Restaurants & Leisure — 2.6%
12,280	Cheesecake Factory, Inc. (The)[1]	411,626
13,780	Wyndham Worldwide Corp.	717,249

		1,128,875

	Household Durables — 1.2%
13,620	Harman International Industries, Inc.	549,567

	Insurance — 8.0%
10,480	Allstate Corp. (The)	359,464
17,520	American Financial Group, Inc.	660,679
11,060	Assurant, Inc.[2]	400,483
20,180	CNA Financial Corp.	526,900
23,740	Horace Mann Educators Corp.[2]	414,025
12,940	Torchmark Corp.	643,765
28,200	Unum Group	532,698

		3,538,014

	Internet Software & Services — 3.9%
18,800	Akamai Technologies, Inc.[1]	661,384
13,220	eBay, Inc.[1]	585,646
117,440	United Online, Inc.[2]	497,946

		1,744,976

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	IT Services — 4.7%
11,100	Accenture PLC — Class A2	$669,330
18,760	Heartland Payment Systems, Inc.	594,692
6,180	Visa, Inc. — Class A	797,653

		2,061,675

	Life, Sciences Tools & Services — 3.5%
12,960	Life Technologies Corp.[1]	568,685
21,540	Luminex Corp.[1,2]	368,980
10,940	Thermo Fisher Scientific, Inc.	609,030

		1,546,695

	Machinery — 4.6%
14,240	AGCO Corp.[1,2]	624,281
9,380	Barnes Group, Inc.	223,807
8,620	FreightCar America, Inc.[2]	175,331
5,260	NACCO Industries, Inc. — Class A	526,789
12,960	Timken Co. (The)	469,152

		2,019,360

	Media — 4.4%
18,600	CBS Corp. — Class B	622,356
13,440	Comcast Corp. — Class A	437,472
10,680	DIRECTV — Class A1,2	530,369
15,160	News Corp. — Class A2	348,983

		1,939,180

	Metals & Mining — 0.6%
12,940	Worthington Industries, Inc.	280,798

	Multi-line Retail — 1.4%
12,750	Dollar Tree, Inc.[1]	641,835

	Multi-Utilities — 1.8%
3,000	DTE Energy Co.	184,110
6,300	NorthWestern Corp.	232,659
11,590	Public Service Enterprise Group, Inc.[2]	385,252

		802,021

	Office Electronics — 1.1%
71,780	Xerox Corp.[2]	497,435

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Oil, Gas & Consumable Fuels — 10.7%
5,805	Chevron Corp.[2]	$636,112
7,230	Exxon Mobil Corp.[2]	627,926
7,280	HollyFrontier Corp.	272,199
22,280	Marathon Oil Corp.	589,752
6,620	Marathon Petroleum Corp.	313,126
12,600	Murphy Oil Corp.[2]	676,116
8,940	Peabody Energy Corp.[2]	186,667
18,940	Tesoro Corp.[1]	523,691
15,240	Valero Energy Corp.	419,100
14,860	Williams Cos., Inc.	472,399

		4,717,088

	Paper & Forest Products — 2.6%
6,560	Domtar Corp.	484,522
19,960	International Paper Co.	654,887

		1,139,409

	Pharmaceuticals — 3.1%
9,400	Bristol-Myers Squibb Co.	334,640
24,060	Medicines Co. (The)[1]	602,462
18,240	Pfizer, Inc.	438,490

		1,375,592

	Professional Services — 1.0%
37,200	Kelly Services, Inc.[2]	441,192

	Real Estate Investment Trusts — 11.1%
21,900	Apartment Investment & Management Co. — Class A	600,717
48,640	Brandywine Realty Trust[2]	577,843
40,780	CBL & Associates Properties, Inc.[2]	804,590
33,160	Colonial Properties Trust	751,074
35,360	Duke Realty Corp.[2]	511,306
26,040	Hospitality Properties Trust[2]	631,991
16,560	Liberty Property Trust	600,962
72,540	Strategic Hotels & Resorts, Inc.[1]	439,592

		4,918,075

	Semiconductors & Semiconductor Equipment — 3.7%
40,540	Applied Materials, Inc.	441,480
91,240	LSI Corp.[1]	629,556
39,900	Marvell Technology Group, Ltd.	449,274
9,820	NVIDIA Corp.[1,2]	132,963

		1,653,273

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Software — 1.7%
30,360	CA, Inc.	$730,765

	Specialty Retail — 2.7%
14,440	Finish Line, Inc. (The) — Class A2	301,507
19,240	Gap, Inc. (The)	567,387
5,060	PetSmart, Inc.	334,517

		1,203,411

	Tobacco — 1.0%
9,280	Universal Corp.	422,611

	Wireless Telecommunication Services — 1.6%
28,560	Telephone & Data Systems, Inc.	692,009

	TOTAL COMMON STOCKS (Cost $50,683,231)	55,859,624

Face
Amount

REPURCHASE AGREEMENT* — 0.8%
$366,282	With State Street Bank and Trust Co., dated 7/31/12, 0.01%, principal and interest in the amount of $366,282, due 8/1/12 (collateralized by a FNMA security with a par value of $352,206, coupon rate of 3.264%, due 5/1/41, market value of $373,922)	366,282

	TOTAL REPURCHASE AGREEMENT (Cost $366,282)	366,282

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.1%
1,803,957	State Street Navigator Securities Lending Portfolio	1,803,957

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,803,957)	1,803,957

TOTAL LONG INVESTMENTS (Cost $52,853,470)	131.2%	$58,029,863

COMMON STOCKS SOLD SHORT* — (27.0)%

	Aerospace & Defense — (0.7)%
(2,900)	Rockwell Collins, Inc.	(146,653)
(2,360)	United Technologies Corp.	(175,678)

		(322,331)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Air Freight & Logistics — (0.6)%
(2,860)	CH Robinson Worldwide, Inc.	$(151,151)
(3,360)	Expeditors International of Washington, Inc.	(119,515)

		(270,666)

	Auto Components — (0.5)%
(6,180)	Gentex Corp/MI	(98,942)
(5,820)	Johnson Controls, Inc.	(143,463)

		(242,405)

	Beverages — (0.4)%
(2,040)	Brown-Forman Corp. — Class B	(190,863)

	Chemicals — (1.6)%
(5,920)	Balchem Corp.	(197,314)
(4,260)	Celanese Corp. — Class A	(162,434)
(2,340)	International Flavors & Fragrances, Inc.	(130,431)
(1,960)	Praxair, Inc.	(203,370)

		(693,549)

	Commercial Banks — (0.4)%
(3,940)	IBERIABANK Corp.	(184,510)

	Commercial Services & Supplies — (1.4)%
(19,100)	ACCO Brands Corp.[1]	(161,777)
(6,800)	Geo Group, Inc. (The)[1]	(157,216)
(10,860)	Knoll, Inc.	(148,673)
(1,840)	Stericycle, Inc.[1]	(170,844)

		(638,510)

	Communications Equipment — (0.5)%
(2,200)	Loral Space & Communications, Inc.	(158,290)
(5,580)	Sycamore Networks, Inc.[1]	(79,515)

		(237,805)

	Construction Materials — (0.8)%
(2,040)	Martin Marietta Materials, Inc.	(153,286)
(5,180)	Vulcan Materials Co.	(200,673)

		(353,959)

	Diversified Consumer Services — (0.2)%
(7,380)	Universal Technical Institute, Inc.	(84,796)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Electronic Equipment, Instruments & Components — (1.3)%
(2,820)	National Instruments Corp.	$(72,869)
(3,660)	OSI Systems, Inc.[1]	(236,216)
(5,120)	Rogers Corp.[1]	(183,552)
(3,300)	Universal Display Corp.[1]	(104,808)

		(597,445)

	Energy Equipment & Services — (0.7)%
(2,740)	Lufkin Industries, Inc.	(126,177)
(1,940)	OYO Geospace Corp.[1]	(183,873)

		(310,050)

	Food & Staples Retailing — (0.5)%
(3,300)	Pricesmart, Inc.	(237,666)

	Gas Utilities — (0.4)%
(3,060)	South Jersey Industries, Inc.	(161,752)

	Health Care Equipment & Supplies — (1.3)%
(23,080)	DexCom, Inc.[1]	(254,111)
(3,680)	Hospira, Inc.[1]	(127,880)
(12,960)	Merit Medical Systems, Inc.[1]	(175,089)

		(557,080)

	Hotels, Restaurants & Leisure — (1.3)%
(4,280)	BJ’s Restaurants, Inc.[1]	(169,403)
(3,036)	International Speedway Corp. — Class A	(77,843)
(2,000)	McDonald’s Corp.	(178,720)
(1,380)	Wynn Resorts, Ltd.	(129,375)

		(555,341)

	Household Durables — (0.4)%
(220)	NVR, Inc.[1]	(170,276)

	Household Products — (0.7)%
(1,360)	Clorox Co.	(98,886)
(3,200)	Procter & Gamble Co. (The)	(206,528)

		(305,414)

	Industrial Conglomerates — (0.4)%
(5,160)	Raven Industries, Inc.	(168,887)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Insurance — (0.9)%
(1,700)	Enstar Group, Ltd.[1]	$(158,916)
(520)	Markel Corp.[1]	(224,671)

		(383,587)

	IT Services — (0.3)%
(3,860)	NeuStar, Inc. — Class A1	(136,683)

	Leisure Equipment & Products — (0.3)%
(3,140)	Hasbro, Inc.	(112,475)

	Life, Sciences Tools & Services — (0.2)%
(1,420)	Waters Corp.[1]	(110,022)

	Machinery — (1.2)%
(3,600)	CLARCOR, Inc.	(174,060)
(2,340)	Deere & Co.	(179,759)
(3,520)	Graco, Inc.	(161,497)

		(515,316)

	Media — (0.8)%
(2,020)	Liberty Media Corp. — Liberty Capital[1]	(191,092)
(2,720)	Morningstar, Inc.	(157,950)

		(349,042)

	Metals & Mining — (1.1)%
(4,580)	Allegheny Technologies, Inc.	(137,537)
(1,700)	Compass Minerals International, Inc.	(122,978)
(9,260)	RTI International Metals, Inc.[1]	(207,887)

		(468,402)

	Oil, Gas & Consumable Fuels — (0.4)%
(1,920)	EOG Resources, Inc.	(188,179)

	Professional Services — (0.8)%
(3,680)	Advisory Board Co. (The)[1]	(165,563)
(2,480)	Dun & Bradstreet Corp. (The)	(198,871)

		(364,434)

	Real Estate Investment Trusts — (4.9)%
(4,200)	American Campus Communities, Inc.	(200,172)
(3,440)	American Tower Corp.	(248,746)
(7,000)	BioMed Realty Trust, Inc.	(131,600)
(2,660)	Camden Property Trust	(189,685)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Real Estate Investment Trusts — (Continued)

(2,120)	Equity Lifestyle Properties, Inc.	$(152,470)
(2,160)	Equity Residential Properties Trust	(136,750)
(1,180)	Essex Property Trust, Inc.	(185,685)
(20,680)	Franklin Street Properties Corp.	(214,452)
(4,660)	Kilroy Realty Corp.	(220,604)
(2,800)	Sun Communities, Inc.	(130,452)
(2,120)	Taubman Centers, Inc.	(164,342)
(6,900)	Washington Real Estate Investment Trust	(184,230)

		(2,159,188)

	Real Estate Management & Development — (0.3)%
(9,180)	Forest City Enterprises, Inc. — Class A1	(129,530)

	Software — (0.2)%
(5,780)	Rovi Corp.[1]	(77,337)

	Specialty Retail — (1.1)%
(5,600)	Abercrombie & Fitch Co. — Class A	(189,280)
(460)	Autozone, Inc.[1]	(172,606)
(3,920)	Monro Muffler Brake, Inc.	(129,634)

		(491,520)

	Textiles, Apparel & Luxury Goods — (0.4)%
(1,980)	Nike, Inc. — Class B	(184,833)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(12,751,341))	(11,953,853)

TOTAL SHORT INVESTMENTS (Proceeds $(12,751,341))	(27.0)%	$(11,953,853)

TOTAL INVESTMENTS (Cost $40,102,129)[3]	104.2%	$46,076,010
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.2)	(1,864,603)

NET ASSETS	100.0%	$44,211,407

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $40,323,187.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2012 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUND* — 1.0%
25,500	SPDR S&P 500 ETF Trust	$3,511,605

	TOTAL EXCHANGE-TRADED FUND (Cost $2,905,447)	3,511,605

PURCHASED OPTIONS — 55.8%

	CALLS — 48.8%
200,000	S&P 500 Index with Barclays Capital PLC, Exercise Price $500, Expires 8/18/2012	174,780,000

	PUTS — 7.0%
200,000	S&P 500 Index with Barclays Capital PLC, Exercise Price $1500, Expires 8/18/2012	25,240,000

	TOTAL PURCHASED OPTIONS (Cost $199,974,103)	200,020,000

Face
Amount

REPURCHASE AGREEMENT* — 10.1%
$36,056,767	With State Street Bank and Trust Co., dated 7/31/12, 0.01%, principal and interest in the amount of $36,056,777, due 8/1/12, (collateralized by a FHLMC security with a par value of $34,853,135, coupon rate of 3.500%, due 11/15/40, market value of $36,781,802)	36,056,767

	TOTAL REPURCHASE AGREEMENT (Cost $36,056,767)	36,056,767

TOTAL INVESTMENTS (Cost $238,936,317)[1]	66.9%	$239,588,372
OTHER ASSETS IN EXCESS OF LIABILITIES	33.1	118,424,329

NET ASSETS[2]	100.0%	$358,012,701

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $238,932,772.
[2]	Cash in the amount of $124,500,000 is held as collateral to secure the open written put options contracts.
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2012 — (Unaudited)

Name of Issuer,
Title of Issuer and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
S&P 500 Index
expires August 2012 exercise price $1,400 Barclays Capital PLC	2,500	$(20,750)
S&P 500 Index
expires August 2012 exercise price $1,500 Barclays Capital PLC	200,000	(40,000)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(55,729))		$(60,750)

PUTS:
S&P 500 Index
expires August 2012 exercise price $1,325 Barclays Capital PLC	105,000	(687,750)
S&P 500 Index
expires August 2012 exercise price $1,350 Barclays Capital PLC	15,000	(174,000)
S&P 500 Index
expires August 2012 exercise price $1,400 Barclays Capital PLC	145,000	(5,017,000)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(7,620,344))		$(5,878,750)

TOTAL WRITTEN OPTIONS (Premiums Received $(7,676,073))		$(5,939,500)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.6%

	United Kingdom — 25.7%
436,700	Aviva PLC	$1,996,528
163,998	BHP Billiton PLC	4,805,653
649,045	BP Amoco PLC	4,325,332
326,400	Britvic PLC	1,539,845
358,282	Centrica PLC	1,780,692
121,831	GlaxoSmithKline PLC	2,805,023
424,186	HSBC Holdings PLC	3,550,756
101,133	Inmarsat PLC	779,488
329,200	Premier Oil PLC[1]	1,991,770
348,202	Prudential PLC	4,165,435
125,534	Rexam PLC	855,176
92,023	Rio Tinto PLC	4,251,160
139,724	Royal Dutch Shell PLC	4,927,897
169,582	Smith & Nephew PLC	1,737,521
525,520	Wm Morrison Supermarkets PLC	2,284,776
104,070	Xstrata PLC	1,383,812

		43,180,864

	Japan — 15.1%
745,300	Chuo Mitsui Trust Holdings, Inc.	2,156,004
15,300	Daito Trust Construction Co., Ltd.	1,478,592
59,400	Dena Co, Ltd.[2]	1,294,065
402,000	Fujitsu, Ltd.	1,595,136
23,000	Ibiden Co., Ltd.[2]	378,010
109,800	JSR Corp.	1,953,562
77,200	Komatsu, Ltd.	1,737,185
112,100	Kuraray Co., Ltd.	1,322,959
128,000	Mitsubishi Corp.	2,565,734
426,700	Mitsubishi UFJ Financial Group, Inc.	2,080,930
281,700	Nissan Motor Co., Ltd.	2,682,685
102,400	NKSJ Holdings, Inc.	1,975,255
61,900	Nomura Research Institute, Ltd.	1,289,105
10,800	Shimamura Co., Ltd.	1,257,984
490,000	Toshiba Corp.	1,643,264

		25,410,470

	Germany — 12.5%
27,575	Allianz AG	2,751,244
41,112	BASF SE	3,008,748
10,000	Bayer AG	761,740
47,651	Daimler AG	2,386,818
144,419	Deutsche Lufthansa AG	1,821,354
24,277	GEA Group AG	656,104
41,953	Hannover Rueckversicherung AG	2,517,457

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

57,088	Metro AG	$1,573,751
29,982	Siemens AG Reg.	2,549,088
18,386	Volkswagen AG	2,936,352

		20,962,656

	France — 8.4%
58,264	BNP Paribas	2,162,827
33,634	Cap Gemini SA	1,231,566
12,042	Casino Guichard Perrachon	1,011,669
73,336	Compagnie de Saint-Gobain	2,216,112
98,665	GDF Suez	2,207,612
42,271	Sanofi-Aventis	3,457,120
97,790	Vivendi	1,860,159

		14,147,065

	Switzerland — 5.7%
125,910	Credit Suisse Group AG	2,148,582
34,664	Novartis AG	2,034,464
20,141	Roche Holding AG	3,575,167
7,981	Zurich Financial Services AG	1,779,641

		9,537,854

	Netherlands — 5.0%
344,841	ING Groep N.V., ADR[1]	2,283,117
172,360	Koninklijke Ahold N.V.	2,098,449
187,800	Koninklijke KPN N.V.[2]	1,541,462
204,908	Reed Elsevier N.V.[2]	2,406,726

		8,329,754

	Australia — 4.4%
330,238	BlueScope Steel, Ltd.[1,2]	91,967
653,450	Downer EDI, Ltd.[1]	2,080,734
1,280,988	Mount Gibson Iron, Ltd.	1,285,612
93,471	National Australia Bank, Ltd.[2]	2,453,753
351,014	Toll Holdings, Ltd.	1,482,901

		7,394,967

	South Korea — 4.1%
24,400	Kia Motors Corp.	1,685,475
26,903	POSCO, ADR	2,139,596
2,630	Samsung Electronics Co., Ltd	3,044,926

		6,869,997

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Norway — 3.8%
39,534	Seadrill, Ltd.	$1,550,520
79,250	StatoilHydro ASA	1,891,992
42,300	Telenor ASA	717,217
74,631	TGS Nopec Geophysical Co. ASA	2,194,028

		6,353,757

	Brazil — 2.2%
142,950	Banco do Brasil SA, ADR	1,555,296
113,939	Petroleo Brasileiro SA, Sponsored ADR	2,236,623

		3,791,919

	Mexico — 1.9%
2,445,500	America Movil SAB de CV Series L2	3,265,938

	China — 1.8%
666,500	CNOOC, Ltd.	1,349,382
920,000	COSCO Pacific, Ltd.	1,276,542
170,300	Kingboard Chemical Holdings, Ltd.	351,374

		2,977,298

	Israel — 1.7%
70,700	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	2,890,923

	Singapore — 1.7%
671,000	SembCorp Industries, Ltd.	2,852,451

	Italy — 1.1%
2,369,288	Telecom Italia SPA	1,938,589

	Sweden — 1.0%
17,777	Millicom International Cellular SA, ADR	1,610,233

	South Africa — 0.9%
81,126	MTN Group, Ltd.	1,460,465

	Thailand — 0.6%
171,000	Bangkok Bank PCL, ADR	1,065,014

	TOTAL COMMON STOCKS (Cost $160,387,469)	164,040,214

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2012 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 1.6%
$2,655,092	With State Street Bank and Trust Co., dated 7/31/12, 0.01%, principal and interest in the amount of $2,655,093, due 8/1/12 (collateralized by a FNMA security with a par value of $ 2,554,508 coupon rate of 3.264% due 5/1/41, market value of $2,712,011)	$2,655,092

	TOTAL REPURCHASE AGREEMENT (Cost $2,655,092)	2,655,092

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.4%
9,120,313	State Street Navigator Securities Lending Prime Portfolio	9,120,313

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $9,120,313)	9,120,313

TOTAL INVESTMENTS (Cost $172,162,874)[3]	104.6%	$175,815,619
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.6)	(7,762,025)

NET ASSETS	100.0%	$168,053,594

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $175,938,893.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.8%

	United Kingdom — 25.9%
124,086	Aviva PLC	$567,303
40,681	BHP Billiton PLC	1,192,080
177,109	BP Amoco PLC	1,180,280
81,051	Britvic PLC	382,371
133,574	Centrica PLC	663,874
30,205	GlaxoSmithKline PLC	695,436
92,418	HSBC Holdings PLC	773,608
36,012	Inmarsat PLC	277,564
88,888	Premier Oil PLC[1]	537,802
89,868	Prudential PLC	1,075,064
67,991	Rexam PLC	463,176
24,798	Rio Tinto PLC	1,145,586
38,437	Royal Dutch Shell PLC	1,355,627
48,689	Smith & Nephew PLC	498,863
132,702	Wm Morrison Supermarkets PLC	576,942
33,568	Xstrata PLC	446,352

		11,831,928

	Japan — 14.6%
170,200	Chuo Mitsui Trust Holdings, Inc.	492,355
4,100	Daito Trust Construction Co., Ltd.	396,224
14,100	Dena Co, Ltd.[2]	307,177
106,000	Fujitsu, Ltd.	420,608
10,700	Ibiden Co., Ltd.[2]	175,857
29,700	JSR Corp.	528,422
24,000	Komatsu, Ltd.	540,058
30,300	Kuraray Co., Ltd.	357,588
32,800	Mitsubishi Corp.	657,469
121,200	Mitsubishi UFJ Financial Group, Inc.	591,068
71,400	Nissan Motor Co., Ltd.	679,957
21,400	NKSJ Holdings, Inc.	412,797
17,400	Nomura Research Institute, Ltd.	362,365
3,300	Shimamura Co., Ltd.	384,384
111,000	Toshiba Corp.	372,250

		6,678,579

	Germany — 14.3%
6,606	Allianz AG	659,101
13,729	BASF SE	1,004,746
10,738	Bayer AG	817,957
14,049	Daimler AG	703,708
32,076	Deutsche Lufthansa AG	404,530
11,433	GEA Group AG	308,985
12,363	Hannover Rueckversicherung AG	741,862

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

13,998	Metro AG	$385,884
7,821	Siemens AG Reg.	664,946
5,187	Volkswagen AG	828,394

		6,520,113

	France — 8.4%
14,478	BNP Paribas	537,440
7,893	Cap Gemini SA	289,016
5,270	Casino Guichard Perrachon	442,742
18,898	Compagnie de Saint-Gobain	571,071
17,901	GDF Suez	400,532
12,139	Sanofi-Aventis	992,784
32,546	Vivendi	619,089

		3,852,674

	Switzerland — 5.3%
34,175	Credit Suisse Group AG	583,177
8,700	Novartis AG	510,611
5,001	Roche Holding AG	887,712
1,922	Zurich Financial Services AG	428,577

		2,410,077

	South Korea — 4.9%
7,019	Kia Motors Corp.	484,851
8,253	POSCO, ADR	656,361
942	Samsung Electronics Co., Ltd	1,090,616

		2,231,828

	Netherlands — 4.6%
87,993	ING Groep N.V., ADR[1]	582,582
42,038	Koninklijke Ahold N.V.	511,805
47,908	Koninklijke KPN N.V.[2]	393,229
50,627	Reed Elsevier N.V.	594,634

		2,082,250

	Norway — 4.2%
12,531	Seadrill, Ltd.	491,465
18,700	StatoilHydro ASA	446,438
21,587	Telenor ASA	366,018
21,086	TGS Nopec Geophysical Co. ASA	619,894

		1,923,815

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Australia — 3.9%
41,691	BlueScope Steel, Ltd.[1,2]	$11,610
129,329	Downer EDI, Ltd.[1]	411,813
299,257	Mount Gibson Iron, Ltd.	300,337
25,265	National Australia Bank, Ltd.	663,244
91,767	Toll Holdings, Ltd.	387,681

		1,774,685

	Brazil — 2.0%
37,770	Banco do Brasil SA, ADR	410,938
26,516	Petroleo Brasileiro SA, Sponsored ADR	520,509

		931,447

	Mexico — 1.8%
605,300	America Movil SAB de CV Series L2	808,372

	Singapore — 1.6%
167,990	SembCorp Industries, Ltd.	714,133

	Israel — 1.5%
16,863	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	689,528

	China — 1.4%
141,000	CNOOC, Ltd.	285,466
208,000	COSCO Pacific, Ltd.	288,609
38,500	Kingboard Chemical Holdings, Ltd.	79,436

		653,511

	Italy — 1.1%
618,011	Telecom Italia SPA	505,666

	Sweden — 0.9%
4,748	Millicom International Cellular SA, ADR	430,072

	South Africa — 0.8%
21,148	MTN Group, Ltd.	380,715

	Thailand — 0.6%
40,400	Bangkok Bank PCL, ADR	251,617

	TOTAL COMMON STOCKS (Cost $42,193,367)	44,671,010

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2012 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 1.5%
$698,084	With State Street Bank and Trust Co., dated 7/31/12, 0.01%, principal and interest in the amount of $698,084 due 8/1/12 (collateralized by a FNMA security with a par value of $672,026 coupon rate of 3.264%, due 5/1/41, market value of $713,461)	$698,084

	TOTAL REPURCHASE AGREEMENT (Cost $698,084)	698,084

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.1%
1,401,510	State Street Navigator Securities Lending Prime Portfolio	1,401,510

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,401,510)	1,401,510

TOTAL INVESTMENTS (Cost $44,292,961)[3]	102.4%	$46,770,604
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.4)	(1,085,201)

NET ASSETS	100.0%	$45,685,403

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $45,894,087.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.4%

	Japan — 29.1%
5,600	Airport Facilities Co, Ltd.	$25,876
1,700	Alpha Systems, Inc.	21,956
1,000	Aoyama Trading Co, Ltd.	19,584
1,000	ASKA Pharmaceutical Co, Ltd.	5,466
7,000	Bank of Nagoya, Ltd. (The)	21,325
8,000	Bank of Saga, Ltd. (The)	18,944
2,000	Canon Marketing Japan, Inc.	27,110
4,000	Chori Co, Ltd.	5,069
14,000	Chuetsu Pulp & Paper Co, Ltd.	25,088
200	Coca-Cola Central Japan Co, Ltd.	2,575
1,700	Corona Corp.	21,673
1,000	Dainichiseika Color & Chemicals Manufacturing Co, Ltd.	4,058
5,000	Daishi Bank, Ltd. (The)	14,720
2,700	DCM Holdings Co, Ltd.	18,801
500	EDION Corp.	2,426
10,000	Eighteenth Bank, Ltd. (The)	25,344
8,000	Fuso Pharmaceutical Industries, Ltd.	24,371
10,000	Gakken Holdings Co, Ltd.	21,120
2,500	Hakuto Co, Ltd.	25,408
2,000	Hanwa Co, Ltd.	7,194
1,900	Hibiya Engineering, Ltd.	21,329
12,000	Higashi-Nippon Bank, Ltd. (The)	26,266
500	Hogy Medical Co, Ltd.	24,320
4,000	Inabata & Co, Ltd.	24,781
6,000	J-Oil Mills, Inc.	17,280
8,000	Jaccs Co, Ltd.	26,010
2,000	Japan Pulp & Paper Co, Ltd.	6,707
5,000	Juroku Bank, Ltd. (The)	16,448
700	Kaga Electronics Co, Ltd.	7,240
300	Kato Sangyo Co, Ltd.	5,691
500	Kissei Pharmaceutical Co, Ltd.	8,800
5,100	Kojima Co, Ltd.	16,516
12,000	Kurabo Industries, Ltd.	20,582
1,000	Kyodo Printing Co, Ltd.	2,611
600	Mars Engineering Corp.	13,701
6,000	Marudai Food Co, Ltd.	22,656
3,000	Maruzen Showa Unyu Co, Ltd.	9,754
3,000	Mie Bank, Ltd. (The)	6,643
800	Mikuni Coca-Cola Bottling Co, Ltd.	6,932
1,000	Mirait Holdings Corp.	7,283
2,000	Mitsui Home Co, Ltd.	11,008
11,000	Miyazaki Bank, Ltd. (The)	27,456
900	Namura Shipbuilding Co, Ltd.	2,788
1,900	NEC Capital Solutions, Ltd.	25,706

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

300	NEC Fielding, Ltd.	$3,744
5,000	Nice Holdings, Inc.	11,968
11,000	Nihon Yamamura Glass Co, Ltd.	24,218
1,000	Nippon Road Co, Ltd. (The)	3,891
1,000	Nippon Steel Trading Co, Ltd.	2,637
4,000	Nissin Corp.	10,854
1,000	Nohmi Bosai, Ltd.	6,362
1,800	Ohara, Inc.	15,874
2,000	Okuwa Co, Ltd.	27,725
2,700	Onoken Co, Ltd.	22,395
2,100	Otsuka Kagu, Ltd.	20,590
1,600	Paltac Corp.	22,835
1,200	Riso Kagaku Corp.	20,060
2,200	Ryoyo Electro Corp.	23,035
1,000	S Foods, Inc.	8,896
5,000	Sakai Chemical Industry Co, Ltd.	15,488
1,000	Sanki Engineering Co, Ltd.	5,402
1,300	Sanshin Electronics Co, Ltd.	9,634
6,000	Senko Co, Ltd.	26,649
3,200	Senshukai Co, Ltd.	20,152
2,900	Shinko Shoji Co, Ltd.	25,204
1,000	Shinmaywa Industries, Ltd.	5,005
800	Showa Corp.	6,216
1,000	Sinanen Co, Ltd.	4,262
62	SKY Perfect JSAT Holdings, Inc.	25,951
10,000	Sumikin Bussan Corp.	24,320
1,000	Taihei Kogyo Co, Ltd.	4,698
2,300	Takasago Thermal Engineering Co, Ltd.	17,634
5,000	Takiron Co, Ltd.	16,064
1,500	Tenma Corp.	14,304
5,000	Toho Bank, Ltd. (The)	15,488
1,700	Tohokushinsha Film Corp.	13,926
3,000	Tokyo Energy & Systems, Inc.	14,784
3,000	Toppan Forms Co, Ltd.	27,801
2,000	Toyo Ink SC Holdings Co, Ltd.	7,270
8,000	Uchida Yoko Co, Ltd.	23,245
2,800	UNY Co, Ltd.	25,375
1,900	Vital KSK Holdings, Inc.	18,848
100	Yachiyo Bank, Ltd. (The)	2,016
7,000	Yodogawa Steel Works, Ltd.	25,984
3,300	Yokohama Reito Co, Ltd.	25,978
700	Yonekyu Corp.	6,559
1,000	Yurtec Corp.	3,674

		1,353,631

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	United Kingdom — 21.6%
4,643	Aberdeen Asset Management PLC	$18,803
436	African Barrick Gold PLC	2,570
2,284	Amlin PLC	13,500
463	Anglo Pacific Group PLC	1,642
4,034	Barratt Developments PLC[1]	8,361
12,050	Beazley PLC	29,983
441	Bellway PLC	5,549
1,962	Cairn Energy PLC[1]	8,825
800	Cape PLC	3,636
4,092	Carillion PLC	16,225
4,618	Catlin Group, Ltd.	31,372
8,466	Chesnara PLC	21,768
137	Close Brothers Group PLC	1,599
2,581	Computacenter PLC	14,370
2,398	Cookson Group PLC	20,716
6,306	CSR PLC	30,985
23,770	Debenhams PLC	34,268
2,500	Drax Group PLC	18,630
11,146	DS Smith PLC	26,230
761	easyJet PLC	6,693
9,392	F&C Asset Management PLC	12,958
1,033	Ferrexpo PLC	2,944
9,609	FirstGroup PLC	33,656
1,136	Galliford Try PLC	10,891
469	Genus PLC	9,412
4,677	GKN PLC	15,428
1,887	Greene King PLC	17,722
1,909	Hargreaves Services PLC	21,460
4,920	Hays PLC	5,805
1,457	Henderson Group PLC	2,231
567	Hikma Pharmaceuticals PLC	6,187
2,880	Hill & Smith Holdings PLC	13,637
6,338	Home Retail Group PLC	7,701
2,542	Hunting PLC	31,087
2,134	Inchcape PLC	12,604
6,778	Intermediate Capital Group PLC	27,619
5,648	Interserve PLC	28,779
3,861	JKX Oil & Gas PLC[1]	5,297
3,030	John Wood Group PLC	37,007
651	Kier Group PLC	12,963
8,712	Laird PLC	29,640
4,987	Lookers PLC	5,102
16,411	Marston’s PLC	28,638
11,500	McBride PLC[1]	21,636

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

8,405	Melrose Resources PLC	$15,550
562	Millennium & Copthorne Hotels PLC	4,219
2,476	Mondi PLC	21,138
1,920	Morgan Sindall Group PLC	20,169
8,845	National Express Group PLC	29,247
8,356	Pace PLC	19,848
922	Persimmon PLC	8,897
3,995	Petropavlovsk PLC	26,614
1,992	Phoenix Group Holdings	15,160
4,666	Playtech, Ltd.	25,385
97	Provident Financial PLC	1,956
330	Spectris PLC	8,004
1,948	St Ives PLC	2,199
6,099	Stobart Group, Ltd.	11,188
430	Tate & Lyle PLC	4,450
11,339	Taylor Wimpey PLC	7,849
8,726	Thomas Cook Group PLC	2,292
1,607	Tullett Prebon PLC	6,878
2,456	WH Smith PLC	21,198
7,690	William Hill PLC	37,858

		1,006,228

	Australia — 8.9%
3,096	Adelaide Brighton, Ltd.	10,932
10,828	Aditya Birla Minerals, Ltd.	4,722
211	Ansell, Ltd.	2,943
8,538	APN News & Media, Ltd.	4,800
4,249	Ardent Leisure Group REIT	5,894
30,202	Arrium, Ltd.	22,852
56,793	Aspen Group REIT	21,785
3,178	Ausenco, Ltd.	10,353
8,283	Australand Property Group REIT	24,634
2,514	Bank of Queensland, Ltd.	20,211
24,320	Beach Energy, Ltd.	28,114
5,569	BlueScope Steel, Ltd.[1]	1,551
374	Boart Longyear, Ltd.	900
34,589	CSG, Ltd.	26,354
896	CSR, Ltd.	1,172
28,777	Emeco Holdings, Ltd.	22,984
841	Envestra, Ltd.	760
506	Flight Centre, Ltd.	11,289
2,324	GrainCorp, Ltd.	22,494
47,538	Grange Resources, Ltd.	17,985
10,482	Hills Holdings, Ltd.	11,787

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Australia — (Continued)

8,233	Mincor Resources NL	$5,537
4,242	Molopo Energy, Ltd.[1]	1,872
10,031	Mount Gibson Iron, Ltd.	10,067
38	Multiplex SITES Trust REIT[1]	2,971
1,828	Nufarm Ltd.	10,508
4,724	Pacific Brands, Ltd.	2,582
2,045	Primary Health Care, Ltd.	6,490
10,395	Programmed Maintenance Services, Ltd.	23,487
15,303	Seven West Media, Ltd.	25,007
2,285	Sigma Pharmaceuticals, Ltd.	1,453
19,056	Spark Infrastructure Group[2]	32,642
8,716	Tassal Group, Ltd.	11,587
1,309	Transfield Services, Ltd.	2,538
180	UGL, Ltd.	2,467

		413,724

	Germany — 5.1%
565	Aurubis AG	28,923
155	Bilfinger Berger SE	12,745
150	Centrotherm Photovoltaics AG	188
126	Cewe Color Holding AG	4,561
1,924	Freenet AG	28,230
506	GAGFAH SA1	5,200
220	Gerresheimer AG1	10,313
1,038	Grammer AG	17,165
549	Indus Holding AG	12,868
73	Kloeckner & Co. SE1	636
672	Leoni AG	25,020
637	Rheinmetall AG	31,915
650	Sixt AG	11,621
711	Stada Arzneimittel AG	22,535
1,783	Wacker Neuson SE	26,523

		238,443

	France — 4.0%
5,774	Acanthe Developpement SA REIT	3,623
144	APERAM	1,977
1,220	Cie des Alpes	18,824
375	Ciments Francais SA	20,763
200	Credit Agricole Nord de France	2,840
2,431	Derichebourg SA	5,270
143	Eiffage SA	3,795
263	Esso SA Francaise	18,251
1,098	Groupe Steria SCA	14,044

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	France — (Continued)

352	Havas SA	$1,718
23	Nexans SA	1,007
607	Nexity SA	14,414
2,141	NRJ Group	13,040
542	Plastic Omnium SA	14,721
798	Rallye SA	23,270
2,545	Societe d’Edition de Canal +	14,404
273	Valeo SA	11,741

		183,702

	Switzerland — 3.7%
137	Acino Holding AG	15,618
710	BKW SA	21,672
4	Galenica AG	2,311
3	Georg Fischer AG	1,044
92	Helvetia Holding AG	28,576
764	Implenia AG	24,259
696	Schweizerische National-Versicherungs-Gesellschaft AG	25,450
170	Siegfried Holding AG1	19,763
141	Valiant Holding[1]	12,269
127	Valora Holding AG	21,529
81	Vontobel Holding AG	1,784

		174,275

	Sweden — 3.5%
1,182	B&B Tools AB	9,081
1,747	Bilia AB	20,679
2,503	Billerud AB	22,359
4,563	Haldex AB	19,995
5,832	Klovern AB	21,010
274	NCC AB	5,149
2,237	Nolato AB	22,944
1,973	Peab AB	9,264
825	Saab AB	13,793
1,962	Trelleborg AB	20,282

		164,556

	Hong Kong — 3.1%
70,000	Citic Telecom International Holdings, Ltd.	13,450
134,000	Emperor International Holdings	27,648
36,000	Glorious Sun Enterprises, Ltd.	11,188
214,000	Oriental Press Group	22,353
211,000	Pacific Andes International Holdings, Ltd.	11,564

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Hong Kong — (Continued)

40,000	Prosperity International Holdings HK, Ltd.	$1,702
3,000	SmarTone Telecommunications Holding, Ltd.	6,345
18,000	SOCAM Development, Ltd.	17,409
29,000	Sunlight Real Estate Investment Trust	10,695
116,000	Victory City International Holdings, Ltd.	11,219
56,000	VST Holdings, Ltd.	8,738
44,000	Win Hanverky Holdings, Ltd.	3,688

		145,999

	Singapore — 3.1%
26,000	AIMS AMP Capital Industrial REIT	26,848
48,000	Cambridge Industrial Trust REIT	23,144
13,000	CH Offshore, Ltd.	4,179
58,000	China XLX Fertiliser, Ltd.	15,381
67,000	Chip Eng Seng Corp, Ltd.	22,075
23,000	Lippo Malls Indonesia Retail Trust REIT	7,670
20,000	Mapletree Logistics Trust REIT	16,313
2,000	Metro Holdings, Ltd.	1,326
6,000	Suntec Real Estate Investment Trust REIT	6,967
7,000	United Engineers, Ltd.	12,825
1,000	Venture Corp, Ltd.	5,995

		142,723

	Norway — 2.9%
271	Aker ASA	7,598
2,855	Atea ASA	23,920
2,488	Copeinca ASA	17,336
572	Fred Olsen Energy ASA	21,684
2,915	Kvaerner ASA	6,771
943	Petroleum Geo-Services ASA	13,908
13,650	Pronova BioPharma AS	21,242
4,247	SpareBank 1 SMN	22,406
427	Storebrand ASA[1]	1,633

		136,498

	Netherlands — 2.3%
3,325	BE Semiconductor Industries N.V.	24,956
712	Heijmans N.V.	5,622
1,981	KAS Bank N.V.	17,062
2,018	Mediq N.V.	21,328

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Netherlands — (Continued)

2,126	Nieuwe Steen Investments N.V. REIT	$18,311
4,271	TNT N.V.	17,394
31	Vastned Retail N.V.	1,180

		105,853

	Italy — 2.2%
1,452	Astaldi SPA	8,468
1,279	Danieli & C Officine Meccaniche SPA	13,943
216	Delclima[1]	138
12,000	IMMSI SPA	6,570
1,918	Indesit Co. SPA	6,882
5,603	Italcementi SPA	12,168
1,418	Lottomatica SPA	27,863
520	Societa Cattolica di Assicurazioni SCRL[1]	6,334
727	Societa Iniziative Autostradali e Servizi SPA	4,915
6,380	Sogefi SPA	15,095

		102,376

	Belgium — 1.7%
856	Arseus N.V.	13,903
1,067	Cie Maritime Belge SA	22,318
27	Cofinimmo REIT	2,932
127	Elia System Operator SA/NV	5,052
312	Gimv N.V.	13,647
142	N.V. Bekaert SA	3,674
2,919	Recticel SA	18,245

		79,771

	Spain — 1.2%
11,008	Banca Civica SA	21,942
574	Bolsas y Mercados Espanoles SA	11,265
355	Corp. Financiera Alba	11,177
141	Ebro Foods SA	2,215
256	Grupo Catalana Occidente SA	3,150
724	Sacyr Vallehermoso SA1	1,158
115	Tecnicas Reunidas SA	4,865

		55,772

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Denmark — 1.2%
406	Dfds AS	$19,534
372	East Asiatic Co, Ltd. AS	8,795
88	Jyske Bank AS1	2,362
1,109	Schouw & Co.	23,379

		54,070

	Ireland — 1.1%
1,340	C&C Group PLC	5,853
21,155	Governor & Co. of the Bank of Ireland (The)[1]	2,629
8,774	Greencore Group PLC	10,386
307	Smurfit Kappa Group PLC	2,285
39,569	Total Produce PLC	19,231
4,649	United Drug PLC	12,001

		52,385

	Finland — 1.0%
2,936	Oriola-KD OYJ	6,936
2,570	Outokumpu OYJ[1]	2,250
6,012	Technopolis PLC	24,558
797	Tieto OYJ	13,307

		47,051

	Israel — 0.9%
4,847	Alony Hetz Properties & Investments, Ltd.	19,199
13	Alrov Properties and Lodgings, Ltd.	169
379	Clal Industries and Investments, Ltd.	1,054
587	Gilat Satellite Networks, Ltd.[1]	1,509
1,755	Industrial Buildings Corp.[1]	2,038
43	Paz Oil Co, Ltd.	4,477
558	Plasson Industries, Ltd.	12,326

		40,772

	Austria — 0.7%
2,201	Austria Technologie & Systemtechnik AG	17,064
1,187	EVN AG	14,722
35	Strabag SE	791

		32,577

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Greece — 0.7%
944	Eurobank Properties Real Estate Investment Co. REIT	$4,762
1,181	Hellenic Petroleum SA	7,730
1,558	Metka SA	11,617
1,417	Motor Oil Hellas Corinth Refineries SA	8,369

		32,478

	New Zealand — 0.7%
22,154	Air New Zealand, Ltd.	16,147
6,721	Nuplex Industries, Ltd.	13,771

		29,918

	Portugal — 0.5%
9,651	Mota-Engil SGPS SA	12,112
2,135	Portucel Empresa Produtora de Pasta e Papel SA	5,243
4,960	Sonaecom — SGPS SA	7,452

		24,807

	Bermuda — 0.2%
1,305	Hiscox, Ltd.	9,046

	TOTAL COMMON STOCKS (Cost $4,862,107)	4,626,655

PREFERRED STOCKS — 0.1%

	Germany — 0.1%
15	Draegerwerk AG & Co. KGaA,0.27%,	1,470
37	Jungheinrich AG,3.32%,	974

		2,444

	Italy — 0.0%
70	Unipol Gruppo Finanziario SPA,0.00%,	85

	TOTAL PREFERRED STOCKS (Cost $4,371)	2,529

MUTUAL FUNDS — 0.1%

	Australia — 0.1%
2,213	Australian Infrastructure Fund	6,023
494	Challenger Infrastructure Fund	698

		6,721

	TOTAL MUTUAL FUNDS (Cost $5,701)	6,721

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2012 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.2%
$9,546	With State Street Bank and Trust Co., dated 7/31/12, 0.01%, principal and interest in the amount of $9,546, due 8/1/12, (collateralized by a FNMA security with a par value of $12,145 coupon rate of 3.264% due 5/1/41, market value of $12,894)	$9,546

	TOTAL REPURCHASE AGREEMENT (Cost $9,546)	9,546

TOTAL INVESTMENTS (Cost $4,881,725)[3]	99.8%	$4,645,451
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	11,526

NET ASSETS	100.0%	$4,656,977

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[3]	Aggregate cost for federal tax purposes was $4,885,914.
Abbreviations:
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 94.4%

	China — 16.9%
261,000	361 Degrees International, Ltd.	$58,562
453,000	Agricultural Bank of China, Ltd.	184,595
1,078,000	Bank of China, Ltd.	411,477
210,000	Bank of Communications Co, Ltd.	139,464
124,000	Baoye Group Co., Ltd.	63,481
206,000	Beijing Capital Land, Ltd.	63,224
117,000	Billion Industrial Holdings, Ltd.	62,161
158,000	Central China Real Estate, Ltd.	38,712
14,000	Chaoda Modern Agriculture Holdings, Ltd.[1,2,3]	—
33,000	Chaowei Power Holdings, Ltd.	19,150
134,000	China BlueChemical, Ltd.	88,473
882,000	China Citic Bank Corp, Ltd.	445,851
23,000	China Coal Energy Co, Ltd.	21,206
165,000	China Communications Construction Co., Ltd.	145,325
38,000	China Communications Services Corp, Ltd.	19,405
947,000	China Construction Bank Corp.	638,685
840,000	China Green Holdings Ltd	188,479
234,500	China Hongqiao Group, Ltd.	101,303
364,000	China Lumena New Materials Corp.	57,266
17,500	China Merchants Bank Co, Ltd.	32,316
492,000	China Minsheng Banking Corp, Ltd.	455,538
54,500	China Mobile, Ltd.	639,899
12,000	China Oriental Group Co., Ltd.	2,724
6,400	China Petroleum & Chemical Corp., ADR	575,808
76,000	China Sanjiang Fine Chemicals Co, Ltd.	18,523
270,000	China SCE Property Holdings, Ltd.	62,672
44,000	China Shanshui Cement Group, Ltd.	24,965
396,000	China Vanadium Titano — Magnetite Mining Co., Ltd.	58,726
456,000	Chongqing Machinery & Electric Co, Ltd.	57,627
14,000	CNOOC, Ltd.	28,344
54,000	Datang International Power Generation Co, Ltd.	19,080
106,000	Dongfeng Motor Group Co, Ltd.	147,900
434,000	Evergrande Real Estate Group, Ltd.	202,597
576,000	Fantasia Holdings Group Co, Ltd.	59,422
3,000	GCL-Poly Energy Holdings, Ltd. — Class P	445
108,000	Great Wall Technology Co., Ltd.	19,219
194,000	Guangshen Railway Co, Ltd.	61,792
57,200	Guangzhou R&F Properties Co, Ltd.	73,393
80,000	Harbin Electric Co, Ltd.	60,041
30,000	Hilong Holding, Ltd.	6,499
326,000	Honghua Group, Ltd.	48,345
700	Huaneng Power International, Inc., Sponsored ADR	19,999
894,000	Industrial & Commercial Bank of China	513,018
106,000	Leoch International Technology, Ltd.	12,986

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	China — (Continued)

68,000	MIE Holdings Corp.	$17,362
378,000	Peak Sport Products Co, Ltd.	55,081
1,800	PetroChina Co., Ltd., ADR	224,892
1,007,500	Shenzhen International Holdings, Ltd.	63,661
10,000	Shenzhou International Group Holdings, Ltd.	17,641
12,000	Shimao Property Holdings, Ltd.	17,208
140,000	Sunac China Holdings, Ltd.	59,396
63,000	TCL Communication Technology Holdings, Ltd. — Class C	13,242
102,000	Tianneng Power International, Ltd.	63,004
76,000	Travelsky Technology, Ltd.	36,948
105,000	Winsway Coking Coal Holding, Ltd.	14,759
143,000	Xinhua Winshare Publishing and Media Co, Ltd.	63,066
576,000	Yuanda China Holdings, Ltd.	58,679
4,000	Zhejiang Expressway Co, Ltd.	2,889
15,600	Zoomlion Heavy Industry Science and Technology Co, Ltd.	17,482

		6,674,007

	South Korea — 15.2%
912	CJ Corp.	59,046
5,060	Daeduck Electronics Co.	47,887
10,610	Daekyo Co, Ltd.	53,302
340	Daou Technology, Inc.	3,398
5,990	Dongbu Insurance Co, Ltd.	222,514
3,345	Dongsuh Co., Inc.	92,011
2,875	Doosan Corp.	336,926
84	E1 Corp.	3,923
3,609	Eugene Technology Co, Ltd.	54,903
238	GS Home Shopping, Inc.	19,829
9,090	Hana Financial Group, Inc.	290,639
35,060	Hansol Paper Co.	280,635
8,610	Hyundai Marine & Fire Insurance Co, Ltd.	213,608
97	Hyundai Motor Co.	20,333
1,100	Industrial Bank of Korea	11,967
1,000	ISU Chemical Co, Ltd.	18,485
1,319	KCC Corp.	332,484
8,346	Kia Motors Corp.	576,515
920	Ko-one Energy Service	25,388
12,750	Kolon Global Corp.	47,814
314	Kolon Industries, Inc.	18,552
1,085	Korea District Heating Corp.	53,740
31,490	Korea Exchange Bank	233,955
530	Korea Gas Corp.	20,813

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	South Korea — (Continued)

2,600	KT Corp., Sponsored ADR	$37,050
655	KT&G Corp.	48,258
63,220	LG Uplus Corp.	369,045
640	Ottogi Corp.	93,683
4,703	Partron Co, Ltd.	47,836
4,500	S&T Dynamics Co, Ltd.	52,935
1,130	S&T Motiv Co, Ltd.	19,689
661	Samchully Co, Ltd.	51,740
1,450	Samsung Electronics Co., Ltd	1,678,762
2,003	Samyang Holdings Corp.	95,666
231	SeAH Steel Corp.	17,489
914	Sindoh Co., Ltd.	53,355
933	SK Gas Co, Ltd.	64,614
306	SK Innovation Co., Ltd.	42,086
2,600	SK Telecom Co., Ltd., ADR	36,062
2,120	Woongjin Thinkbig Co, Ltd.	15,188
22,470	Woori Finance Holdings Co., Ltd.	221,595
500	Woori Finance Holdings Co., Ltd., ADR	14,780

		5,998,500

	Brazil — 13.3%
21	Banco ABC Brasil SA, ADR[1,2]	110
1,300	Banco Bradesco SA, ADR	19,942
47,800	Banco do Brasil SA	508,511
800	Cia de Bebidas das Americas, ADR	30,840
3,200	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	270,080
400	Cia de Saneamento de Minas Gerais-COPASA	9,885
10,500	Cia Paranaense de Energia, Sponsored ADR	212,730
980	Cielo SA	28,570
16,600	Cosan, Ltd. — Class A	210,820
37,200	Cyrela Brazil Realty SA Empreendimentos e Participacoes	268,671
15,900	Direcional Engenharia SA	75,574
6,300	Even Construtora e Incorporadora SA	20,137
1,900	Ez Tec Empreendimentos e Participacoes SA	20,194
12,200	Fertilizantes Heringer SA1	91,684
17,300	Helbor Empreendimentos SA	76,825
1,400	Itau Unibanco Holding SA, ADR	22,134
1,800	JBS SA1	4,708
6,600	M Dias Branco SA	184,872
4,400	Obrascon Huarte Lain Brasil SA	38,005
1,900	Oi SA	10,931
92	Oi SA, ADR	1,366

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Brazil — (Continued)

56	Oi SA, ADR — FSE	$315
34,200	Petroleo Brasileiro SA, ADR	650,826
26,900	Petroleo Brasileiro SA, Sponsored ADR	528,047
25,100	Porto Seguro SA	219,251
300	Sao Martinho SA	3,221
2,600	Souza Cruz SA	36,668
18,500	Telefonica Brasil, ADR	431,975
76,500	Tereos Internacional SA	98,182
27,800	Tim Participacoes SA	115,856
42,900	Vale SA, ADR	760,617
14,800	Vale SA, Sponsored ADR	267,140
1,300	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	20,301

		5,238,988

	Taiwan — 12.3%
31,000	Ability Enterprise Co, Ltd.	29,147
50,000	Accton Technology Corp.	26,757
39,000	Alpha Networks, Inc.	26,657
24,000	AmTRAN Technology Co, Ltd.	18,605
40,000	Ardentec Corp.	28,807
2,660	Asustek Computer, Inc.	24,700
36,000	Aurora Corp/Taiwan	52,993
126,000	Cathay Real Estate Development Co, Ltd.	50,833
168,000	Chailease Holding Co, Ltd.	284,551
50,200	Cheng Loong Corp.	17,993
20,035	Chicony Electronics Co, Ltd.	38,744
27,000	Chimei Materials Technology Corp.	26,737
283,000	China Bills Finance Corp.	99,075
162,490	China Development Financial Holding Corp.	38,140
221,000	China Synthetic Rubber Corp.	205,950
64,249	Chinatrust Financial Holding Co, Ltd.	38,559
22,000	Chipbond Technology Corp.	27,654
9,090	Chong Hong Construction Co.	18,457
468,000	Compal Electronics, Inc.	440,030
147,000	Continental Holdings Corp.	50,728
66,950	CSBC Corp. Taiwan	48,439
8,000	Far EasTone Telecommunications Co, Ltd.	20,165
38,000	Farglory Land Development Co, Ltd.	61,639
28,000	Feng Hsin Iron & Steel Co.	44,624
7,000	FLEXium Interconnect, Inc.	28,357
30,000	Gigabyte Technology Co, Ltd.	26,207
42,000	Grand Pacific Petrochemical	18,555
84,000	Great Taipei Gas Co, Ltd.	53,353

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

19,000	Great Wall Enterprise Co., Ltd.	$18,625
39,000	Greatek Electronics, Inc.	29,712
53,000	Hon Hai Precision Industry Co, Ltd.	149,497
24,020	Huaku Development Co., Ltd.	49,654
8,000	King Slide Works Co, Ltd.	46,412
57,000	King Yuan Electronics Co, Ltd.	24,991
2,000	King’s Town Bank[1]	1,327
144,000	Lien Hwa Industrial Corp.	87,862
29,000	LITE-ON IT Corp.	27,122
24,045	Lite-On Technology Corp.	30,264
17,000	Makalot Industrial Co, Ltd.	46,932
54,000	Micro-Star International Co, Ltd.	25,296
317,000	Pegatron Corp.	415,374
187,700	Powertech Technology, Inc.	378,623
78,000	Prince Housing & Development Corp.	50,062
11,000	Radiant Opto-Electronics Corp.	43,277
33,000	Shin Kong Financial Holding Co, Ltd.[1]	10,068
1,800	Siliconware Precision Industries Co., Sponsored ADR	9,774
24,000	Silitech Technology Corp.	49,132
55,000	Sincere Navigation Corp.	48,687
200,000	SinoPac Financial Holdings Co, Ltd.	86,355
47,800	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	667,766
102,000	Teco Electric and Machinery Co, Ltd.	64,956
1,295	TPK Holding Co, Ltd.	14,464
13,000	Transcend Information, Inc.	35,109
15,000	Tripod Technology Corp.	34,109
25,000	Tsann Kuen Enterprise Co, Ltd.	51,013
110	TSRC Corp.	251
8,400	United Microelectronics Corp., Sponsored ADR	18,228
66,000	Vanguard International Semiconductor Corp.	27,727
35,000	Wisdom Marine Lines Co, Ltd.	51,054
352,431	Wistron Corp.	380,133
63,000	Yieh Phui Enterprise Co, Ltd.	19,115
12,964	Yieh United Steel Corp.	3,415
45,075	Yuen Foong Yu Paper Manufacturing Co., Ltd.	18,034

		4,860,876

	Russia — 8.3%
4,733	Acron JSC	205,048
1,000	Bashkirenergo OJSC	1,018
41,470	Gazprom Neft JSC	199,120
98,000	Gazprom OAO, ADR[1]	902,580
11,287	Globaltrans Investment PLC, GDR	213,324

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Russia — (Continued)

710,000	IDGC Holding JSC[1]	$39,199
1,210,000	Interregional Distribution Grid Co. Centre JSC	22,772
420,000	Interregional Distribution Network Co. Center and Privolzhya OJSC	2,218
12,100	Lukoil OAO, ADR[1]	680,020
1,100	Mobile Telesystems OJSC, Sponsored ADR	20,845
2,131,000	Moscow Integrated Electricity Distribution Co.	89,289
1,158,000	Mosenergo OAO	44,560
3,110,000	Mosenergosbyt JSC	37,880
160,000	Moskovskaya Teplosetevaya Kompaniya[1]	3,227
33,000	Nizhnekamskneftekhim OAO	28,470
1,366	Raspadskaya[1]	3,406
3,050	Rosneft Oil Co.	18,505
222,390	Sberbank of Russia	619,280
650	Severstal OAO	7,322
25,800	Sistema JSFC	21,234
110	Slavneft-Megionneftegaz[1]	1,476
150,400	Surgutneftegas OJSC	126,987
96	TMK OAO, GDR	1,373

		3,289,153

	South Africa — 6.3%
1,268	ABSA Group, Ltd.	20,670
71,813	African Bank Investments, Ltd.	316,737
12,500	AngloGold Ashanti, Ltd., ADR	425,125
16,584	Aveng, Ltd.	72,143
1,990	Barloworld, Ltd.	20,079
18,207	Blue Label Telecoms, Ltd.	12,277
14,819	Brait SE1	50,623
37,342	Clover Industries, Ltd.	63,082
2,967	Discovery Holdings, Ltd.	19,361
60,360	Eqstra Holdings, Ltd.	51,859
29,900	Gold Fields, Ltd., Sponsored ADR	385,710
3,708	Hudaco Industries, Ltd.	48,167
1,752	Imperial Holdings, Ltd.	40,055
3,637	JD Group Ltd/South Africa	19,381
26,522	Liberty Holdings, Ltd.	300,135
1,964	MTN Group, Ltd.	35,357
2,401	Nedbank Group, Ltd.	52,404
3,023	Palabora Mining Co, Ltd.	33,625
30,627	Raubex Group, Ltd.	49,962
700	Sasol, Ltd., Sponsored ADR	29,043

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	South Africa — (Continued)

25,450	Super Group Ltd/South Africa[1]	$49,974
8,448	Trencor, Ltd.	52,042
27,659	Vodacom Group, Ltd.	320,857

		2,468,668

	Turkey — 4.8%
23,427	Alarko Holding AS	51,296
115,086	Albaraka Turk Katilim Bankasi AS1	75,021
13,953	Dogus Otomotiv Servis ve Ticaret AS	46,799
48,704	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	50,472
20,674	Ford Otomotiv Sanayi AS	198,694
6,594	Gubre Fabrikalari TAS[1]	54,740
78,341	Is Yatirim Menkul Degerler AS	75,074
23,305	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	46,224
17,195	Koza Altin Isletmeleri AS	340,097
24,289	Koza Anadolu Metal Madencilik Isletmeleri AS1	57,243
16,297	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	50,666
10,861	Pinar SUT Mamulleri Sanayii AS	99,240
27,191	Sinpas Gayrimenkul Yatirim Ortakligi AS REIT	18,785
41,664	Tofas Turk Otomobil Fabrikasi AS	192,204
1,341	Turk Telekomunikasyon AS	5,185
1,500	Turkcell Iletisim Hizmetleri AS, ADR[1]	20,715
9,700	Turkiye Garanti Bankasi AS	37,830
26,567	Turkiye Halk Bankasi AS	227,948
18,467	Turkiye Sinai Kalkinma Bankasi AS	20,578
96,904	Turkiye Vakiflar Bankasi Tao	203,002

		1,871,813

	Poland — 4.5%
3,628	Bank Millennium SA1	3,790
463	Bank Pekao SA	19,374
2,132	BRE Bank SA1	181,876
1,097	Budimex SA	18,388
39,829	Getin Holding SA1	19,671
14,413	Jastrzebska Spolka Weglowa SA	403,375
3,246	KGHM Polska Miedz SA	123,103
56,758	PGE SA	315,997
17,085	Powszechna Kasa Oszczednosci Bank Polski SA	166,204

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Poland — (Continued)

1,959	Powszechny Zaklad Ubezpieczen SA	$207,578
2,285	Synthos SA	3,625
227,506	Tauron Polska Energia SA	313,252

		1,776,233

	Malaysia — 2.9%
45,100	Affin Holdings BHD	52,601
32,200	Al-Hadharah Boustead	21,504
33,400	APM Automotive Holdings BHD	53,256
87,980	HAP Seng Consolidated BHD	48,636
1,200	Hap Seng Plantations Holdings BHD	1,204
9,800	Hong Leong Financial Group BHD	38,956
50	Jaya Tiasa Holdings BHD	135
101,700	JCY International BHD	50,371
77,200	Mah Sing Group BHD	55,011
63,100	Malaysia Building Society	50,206
58,000	Mudajaya Group Bhd	46,519
35,100	NCB Holdings BHD	49,237
94,000	Padiberas Nasional BHD	109,634
80,500	Padini Holdings BHD	52,732
144,300	Starhill Real Estate Investment Trust	51,182
16,900	Tasek Corp. BHD	53,138
88,700	TDM BHD	126,694
160,600	TH Plantations BHD	129,835
79,600	Tradewinds Plantation BHD	122,344
6,200	UMW Holdings BHD	18,761

		1,131,956

	India — 2.3%
1,500	Infosys Technologies, Ltd., Sponsored ADR	59,370
5,065	State Bank of India, GDR	391,524
3,400	Sterlite Industries India, Ltd., ADR	26,112
19,800	Tata Motors, Ltd., ADR	399,960
2,424	Tata Steel, Ltd., GDR	18,132

		895,098

	Thailand — 1.9%
4,400	Advanced Info Service PCL	27,963
84,000	Asian Property Development PCL	19,752
3,400	Bangchak Petroleum PCL	2,398
13,800	Bangkok Expressway PCL	12,498
53,400	Delta Electronics Thailand PCL	40,385
166,400	Khon Kaen Sugar Industry PCL — Class C	63,451

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Thailand — (Continued)

241,900	Krung Thai Bank PCL	$126,062
12,000	MBK PCL — Class F	35,653
32,400	PTT Exploration & Production PCL	156,492
10,611	PTT Global Chemical PCL — Class F	19,978
19,900	PTT PCL	206,146
39,600	Thanachart Capital PCL	40,581

		751,359

	Hong Kong — 1.8%
34,898	Asian Citrus Holdings, Ltd.	16,209
312,000	BYD Electronic International Co, Ltd.	61,558
452,000	China Aoyuan Property Group, Ltd.	58,870
346,000	CP Pokphand Co, Ltd.	42,833
96,500	KWG Property Holding, Ltd.	53,385
657,000	Real Nutriceutical Group, Ltd.	175,376
258,000	Shenzhen Investment, Ltd.	59,554
274,000	Shougang Fushan Resources Group, Ltd.	73,847
50,000	Sunny Optical Technology Group Co, Ltd.	19,343
126,000	TCL Multimedia Technology Holdings, Ltd. — Class M	43,708
318,000	TPV Technology, Ltd.	59,461
364,000	Xiwang Special Steel Co, Ltd.	53,980

		718,124

	Egypt — 1.4%
1,355	Alexandria Mineral Oils Co.	19,158
7,933	Delta Sugar Co.	19,589
1,620	Glaxo Smith Kline	2,333
99,711	Orascom Telecom Holding SAE, GDR[1]	258,052
121,290	Telecom Egypt	253,372

		552,504

	Czech Republic — 1.0%
762	CEZ AS	25,660
2,003	Komercni Banka AS	340,662
1,988	Telefonica Czech Republic AS	37,579

		403,901

	Hungary — 0.9%
23,878	OTP Bank PLC	367,661

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Mexico — 0.6%
8,100	America Movil SAB de CV Series L, Sponsored ADR	$216,189

	TOTAL COMMON STOCKS (Cost $36,312,682)	37,215,030

PREFERRED STOCKS — 5.0%

	Brazil — 2.6%
15,300	AES Tiete SA,9.90%,	219,137
16,600	Banco ABC Brasil SA,5.54%,	86,759
11,200	Banco Daycoval SA,9.21%,	52,196
2,200	Banco do Estado do Rio Grande do Sul,5.42%,	17,446
3,600	Banco Indusval SA,4.48%,	11,682
12,870	Banco Pine SA,7.10%,	84,347
17,200	Bradespar SA,6.26%,	257,933
100	Centrais Eletricas de Santa Catarina SA,6.71%,	1,884
400	Cia de Saneamento do Parana,3.96%,	1,503
7,100	Cia de Transmissao de Energia Electrica Paulista,9.02%,	199,397
2,310	Itausa — Investimentos Itau SA,3.11%,	10,833
36,000	Jereissati Participacoes SA,7.19%,	27,757
1,800	Metalurgica Gerdau SA,2.15%,	20,484
5,400	Parana Banco SA,6.82%,	33,994

		1,025,352

	Russia — 1.4%
125	AK Transneft OAO,1.30%,	199,974
637,000	Surgutneftegas OJSC,11.32%,	369,275

		569,249

	South Korea — 1.0%
544	Samsung Electronics Co, Ltd.,0.71%,	389,250

	TOTAL PREFERRED STOCKS (Cost $1,905,387)	1,983,851

WARRANTS — 0.0%

	Malaysia — 0.0%
333	Coastal Contracts BHD, (Expires 07/18/16)[1]	37
780	HAP Seng Consolidated BHD, (Expires 08/09/16)[1]	104

		141

	TOTAL WARRANTS (Cost $—)	141

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2012 — (Unaudited)

Shares		Value

RIGHTS — 0.0%

	Brazil — 0.0%
60	Cia de Transmissao de Energia Eletrica Paulista (Expires 08/23/12)[1]	$9

	TOTAL RIGHTS (Cost $—)	9

Face
Amount

REPURCHASE AGREEMENTS* — 0.5%
$203,855	With State Street Bank and Trust Co., dated 7/31/12, 0.01%, principal and interest in the amount of $203,855 due 8/1/12 (collateralized by a FNMA security with a par value of $198,369 coupon rate of 3.264%, due 5/1/41, market value of $210,600)	203,855

	TOTAL REPURCHASE AGREEMENTS (Cost $203,855)	203,855

TOTAL INVESTMENTS (Cost $38,421,924)[4]	99.9%	$39,402,886
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	43,003

NET ASSETS	100.0%	$39,445,889

* Percentages indicated are based on net assets.
[1] Non income-producing security.
[2] Security is fair valued by management.
[3] Illiquid security.
[4] Aggregate cost for federal tax purposes was $38,432,075.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association
FSE — Frankfurt Stock Exchange
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of sixteen active portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the Secured Options Portfolio, the International Portfolio, the Philadelphia International Fund, the Philadelphia International Small Cap Fund, and the Philadelphia International Emerging Markets Fund (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.

Currently, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each have registered two classes of shares: Class I and Class IV. The Philadelphia International Small Cap Fund Class IV commenced operations on May 31, 2011, and the Philadelphia International Emerging Markets Fund Class IV commenced operations on June 30, 2011. As of the date hereof, Class I shares have not been issued.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. These valuations are typically categorized as Level 2 in the fair value hierarchy described below.

Equity securities and options listed on a U.S. securities exchange, including exchange traded funds, for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the last bid price for purchased options and the last ask price for written options and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such treasury securities are typically categorized as Level 1 in the fair value hierarchy and such other fixed income securities are typically characterized as Level 2. If there is no such reported sale, the latest quoted bid price is used and are typically categorized as Level 2. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased by non-money market Portfolios with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For the International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met. Philadelphia International Advisors LP reviews the fair values provided, reviews periodically the methodology and procedures used in providing values to the Portfolio and evaluates the accuracy of the prices provided by the fair valuation service. Securities using these valuation adjustments are generally categorized as Level 2.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Portfolio, Philadelphia International Fund and Philadelphia International Small Cap Fund had all long-term investments with corresponding industries at Level 1 and all short-term investments at Level 2, at July 31, 2012. The Government Cash Portfolio and Tax-Exempt Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at July 31, 2012.

As of the period ending July 31, 2012, $198,643,488, $60,336,483, $1,812,981 and $730,452 in the International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund respectively transferred from Level 2 to 1 due to substantially all foreign equity securities were no longer fair valued using valuations provided by an independant valuation service. A security in the Philadelphia International Emerging Markets Fund with a value of $1,771 transfered from Level 3 to Level 1due to no longer being fair valued. Transfers into and out of a level are recognized as of the actual date of the event or change in circumstances that caused the transfer.

The following is a summary of the inputs used as of July 31, 2012 in valuing the assets and liabilities of the Core Fixed Income Portfolio, International Portfolio,

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Philadelphia International Fund, Philadelphia International Emerging Fund, and Philadelphia International Small Cap Fund:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Mortgage Corporation	$18,999,566	$—	$—	$18,999,566
Federal National Mortgage Association	5,975,215	—	—	5,975,215

Total Agency Notes	24,974,781	—	—	24,974,781

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	59,499,394	—	59,499,394
Federal National Mortgage Association	—	142,514,821	—	142,514,821
Government National Mortgage Association	—	14,681,148	—	14,681,148

Total Mortgage-Backed Securities	—	216,695,363	—	216,695,363

Corporate Notes	—	147,619,202	—	147,619,202
US Treasury Notes/Bonds	55,843,902	—	—	55,843,902
Municipal Bonds	—	8,650,074	—	8,650,074
Repurchase Agreements	—	5,260,181	—	5,260,181
Investment of Security Lending Collateral	46,437,803	—	—	46,437,803

Total Investments	127,256,486	378,224,820	—	505,481,306

Total	$127,256,486	$378,224,820	$—	$505,481,306

International Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$43,180,864	$—	$—	$43,180,864
Japan	25,410,470	—	—	25,410,470
Germany	20,962,656	—	—	20,962,656

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
France	$14,147,065	$—	$—	$14,147,065
Switzerland	9,537,854	—	—	9,537,854
Netherlands	8,329,754	—	—	8,329,754
Australia	7,394,967	—	—	7,394,967
South Korea	6,869,997	—	—	6,869,997
Norway	6,353,757	—	—	6,353,757
Brazil	3,791,919	—	—	3,791,919
Mexico	3,265,938	—	—	3,265,938
China	2,977,298	—	—	2,977,298
Israel	2,890,923	—	—	2,890,923
Singapore	2,852,451	—	—	2,852,451
Italy	1,938,589	—	—	1,938,589
Sweden	1,610,233	—	—	1,610,233
South Africa	1,460,465	—	—	1,460,465
Thailand	1,065,014	—	—	1,065,014

Total Common Stocks	164,040,214	—	—	164,040,214

Repurchase Agreements	—	2,655,092	—	2,655,092
Investment of Security Lending Collateral	9,120,313	—	—	9,120,313

Total Investments	173,160,527	2,655,092	—	175,815,619

Total	$173,160,527	$2,655,092	$—	$175,815,619

Philadelphia International Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$11,831,928	$—	$—	$11,831,928
Japan	6,678,579	—	—	6,678,579
Germany	6,520,113	—	—	6,520,113
France	3,852,674	—	—	3,852,674
Switzerland	2,410,077	—	—	2,410,077
South Korea	2,231,828	—	—	2,231,828
Netherlands	2,082,250	—	—	2,082,250
Norway	1,923,815	—	—	1,923,815
Australia	1,774,685	—	—	1,774,685

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Brazil	$931,447	$—	$—	$931,447
Mexico	808,372	—	—	808,372
Singapore	714,133	—	—	714,133
Israel	689,528	—	—	689,528
China	653,511	—	—	653,511
Italy	505,666	—	—	505,666
Sweden	430,072	—	—	430,072
South Africa	380,715	—	—	380,715
Thailand	251,617	—	—	251,617

Total Common Stocks	44,671,010	—	—	44,671,010

Repurchase Agreements	—	698,084	—	698,084
Investment of Security Lending Collateral	1,401,510	—	—	1,401,510

Total Investments	46,072,520	698,084	—	46,770,604

Total	$46,072,520	$698,084	$—	$46,770,604

Philadelphia International Small Cap Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Japan	$1,353,631	$—	$—	$1,353,631
United Kingdom	1,006,228	—	—	1,006,228
Australia	413,724	—	—	413,724
Germany	238,443	—	—	238,443
France	183,702	—	—	183,702
Switzerland	174,275	—	—	174,275
Sweden	164,556	—	—	164,556
Hong Kong	145,999	—	—	145,999
Singapore	142,723	—	—	142,723
Norway	136,498	—	—	136,498
Netherlands	105,853	—	—	105,853
Italy	102,376	—	—	102,376
Belgium	79,771	—	—	79,771
Spain	55,772	—	—	55,772
Denmark	54,070	—	—	54,070

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Ireland	$52,385	$—	$—	$52,385
Finland	47,051	—	—	47,051
Israel	40,772	—	—	40,772
Austria	32,577	—	—	32,577
Greece	32,478	—	—	32,478
New Zealand	29,918	—	—	29,918
Portugal	24,807	—	—	24,807
Bermuda	9,046	—	—	9,046

Total Common Stocks	4,626,655	—	—	4,626,655

Preferred Stocks
Germany	2,444	—	—	2,444
Italy	85	—	—	85

Total Preferred Stocks	2,529	—	—	2,529

Mutual Funds
Australia	6,721	—	—	6,721

Total Mutual Funds	6,721	—	—	6,721

Repurchase Agreements	—	9,546	—	9,546

Total Investments	4,635,905	9,546	—	4,645,451

Total	$4,635,905	$9,546	$—	$4,645,451

Philadelphia International Emerging Markets Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
China	$6,674,007	$—	$0	$6,674,007
South Korea	5,998,500	—	—	5,998,500
Brazil	5,238,988	—	—	5,238,988
Taiwan	4,860,876	—	—	4,860,876
Russia	1,818,142	1,471,011	—	3,289,153
South Africa	2,468,668	—	—	2,468,668
Turkey	1,871,813	—	—	1,871,813
Poland	1,776,233	—	—	1,776,233
Malaysia	1,131,956	—	—	1,131,956

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
India	$895,098	$—	$—	$895,098
Thailand	751,359	—	—	751,359
Hong Kong	718,124	—	—	718,124
Egypt	294,452	258,052	—	552,504
Czech Republic	403,901	—	—	403,901
Hungary	367,661	—	—	367,661
Mexico	216,189	—	—	216,189

Total Common Stocks	35,485,967	1,729,063	0	37,215,030

Preferred Stocks
Brazil	1,025,352	—	—	1,025,352
Russia	199,974	369,275	—	569,249
South Korea	389,250	—	—	389,250

Total Preferred Stocks	1,614,576	369,275	—	1,983,851

Warrants
Malaysia	141	—	—	141

Total Warrants	141	—	—	141

Rights
Brazil	9	—	—	9

Total Rights	9	—	—	9

Repurchase Agreements	—	203,855	—	203,855

Total Investments	37,100,693	2,302,193	0	39,402,886

Total	$37,100,693	$2,302,193	$0	$39,402,886

The following tables include roll-forwards of the amounts for the period ended July 31, 2012 for long-term investments classified within Level 3.

International Portfolio

								Net
								Change in
								Unrealized
								Gain
								(Loss) from
				Change in				Investments
	Balance as of	Accrued	Realized	Unrealized			Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			July 31,	July 31,
Securities	2011	(Premiums)	(Loss)	(Loss)	Purchases	Sales	2012	2012
COMMON STOCK
United Kingdom	$35,493	$0	$0	$(187)	$0	$(35,306)	$0	$0

Total	$35,493	$0	$0	$(187)	$0	$(35,306)	$0	$0

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Philadelphia International Fund

								Net
								Change in
								Unrealized
								Gain
								(Loss) from
				Change in				Investments
	Balance as of	Accrued	Realized	Unrealized			Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			July 31,	July 31,
Securities	2011	(Premiums)	(Loss)	(Loss)	Purchases	Sales	2012	2012
COMMON STOCK
United Kingdom	$10,824	$0	$0	$(58)	$0	$(10,766)	$0	$0

Total	$10,824	$0	$0	$(58)	$0	$(10,766)	$0	$0

Philadelphia International Emerging Markets Fund

										Net
										Change in
										Unrealized
										Gain
										(Loss) from
				Change in						Investments
	Balance as of	Accrued	Realized	Unrealized				Balance as of		Held at
Investments in	October 31,	Discounts	Gain	Gain			Transfers out of	July 31,		July 31,
Securities	2011	(Premiums)	(Loss)	(Loss)	Purchases	Sales	Level 3	2012		2012
COMMON STOCK
China	$0	$0	$0	$0	$0	$0	$0	$0	*	$0
South Korea	$1,771	$0	$0	$0	$0	$0	$(1,771)	$0		$0

Total	$1,771	$0	$0	$0	$0	$0	$(1,771)	$0		$0

* Represents one security at $0 value as of July 31, 2012.

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities the Portfolio owns or expects to own. The Secured Options Portfolio uses option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund did not enter into any options transactions during the period ended July 31, 2012. During the period ended July 31, 2012, the Secured Options Portfolio wrote and purchased put and call options in an attempt to achieve its investment objective and strategies.

Transactions in written option contracts for the Secured Options Portfolio for the period ended July 31, 2012, are as follows:

	Number of
	Contracts
	(in	Premiums
	thousands)	Received
Options outstanding at October 31, 2011	3,175	$6,523,597
Options written	45,672	92,426,665
Options terminated in closing purchase transactions	(15,736)	(58,689,135)
Options expired	(28,436)	(32,585,054)

Options outstanding at July 31, 2012	4,675	$7,676,073

Disclosures about Derivative Instruments and Hedging Activities: The Portfolios follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), effective May 1, 2009. ASC 815 requires enhanced disclosures about the Portfolios’ use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At July 31, 2012 and during the period then ended, the Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Asset Derivatives

	Equity
	Contracts
	Risk	Total
Options Purchased	$200,020,000	$200,020,000

Total Value	$200,020,000	$200,020,000

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written	$(5,939,500)	$(5,939,500)

Total Value	$(5,939,500)	$(5,939,500)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity
	Contracts
	Risk	Total
Options Purchased	311,111	311,111
Options Written	(410,589)	(410,589)

[1]	Amounts disclosed represents average number of contracts, notional amounts, or shares/unites outstanding for the months that the Portfolio held such derivatives during the period ended July 31, 2012.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of July 31, 2012, 87.20% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of July 31, 2012, the cash collateral received by the Government Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio and Long/Short Portfolio and the remaining cash collateral received by the Total Market Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Schedule of Portfolio Investments. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

As of July 31, 2012, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Government Cash Portfolio	$4,734,959		$4,828,388		0.68
Core Fixed Income Portfolio	45,531,829		46,437,803		8.94
Strategic Equity Portfolio	319,313		334,982		0.19
Small Cap Equity Portfolio	41,268,373		42,307,714		10.70
Large Cap Value Portfolio	5,198,891		5,388,290		4.48
U.S. Emerging Growth Portfolio	6,478,087		6,676,310		19.85
Large Cap 100 Portfolio	4,965,626		5,213,607		4.30
Long/Short Portfolio	4,301,410		4,430,167		16.09
Total Market Portfolio	13,689,441	*	14,093,431	**	19.45
International Portfolio	8,598,949		9,120,313		4.75
Philadelphia International Fund	1,318,998		1,401,510		2.73

* The market value of loaned securities for the financing of short sales was $11,933,686.

** The market value of collateral used for the financing of short sales was $12,289,474.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of July 31, 2012, the Long/Short Portfolio and the Total Market Portfolio had pledged cash in the amount of $8,711,885 and $12,289,474 respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each Portfolio’s assets.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, all Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”). Pursuant to orders issued by the SEC to certain ETFs, the Portfolios may seek to invest in ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Unrealized Appreciation/(Depreciation)

As of July 31, 2012, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$30,530,842	$1,415	$30,529,427
Strategic Equity Portfolio	39,858,903	2,512,216	37,346,687
Small Cap Equity Portfolio	40,041,634	10,791,934	29,249,700
Large Cap Value Portfolio	8,501,678	2,691,017	5,810,661

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio investments — (Unaudited) (Concluded)

Portfolio	Appreciation	Depreciation	Net
U.S. Emerging Growth Portfolio	$3,517,467	$873,199	$2,644,268
Large Cap 100 Portfolio	20,387,654	2,603,345	17,784,309
Large Cap Growth Portfolio	13,363,739	2,388,452	10,975,287
Long/Short Portfolio	2,459,839	829,829	1,630,010
Total Market Portfolio	8,022,752	2,269,929	5,752,823
Secured Options Portfolio	3,187,651	2,532,051	655,600
International Portfolio	15,976,337	16,099,611	(123,274)
Philadelphia International Fund	3,999,602	3,123,085	876,517
Philadelphia International Small Cap Fund	233,623	474,086	(240,463)
Philadelphia International Emerging Markets Fund	1,720,359	749,548	970,811

3.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to July 31, 2012 through the date the schedules of investments were filed with the Securities and Exchange Commission, that would require additional disclosure in the Fund’s schedules of portfolio investments.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
Item 3. Exhibits.
Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	September 20, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	September 20, 2012